UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Item 1. Reports to Stockholders

Semiannual report

Equity funds	Alternative/specialty funds

Delaware Global Equity Fund	Delaware Covered Call Strategy Fund

Delaware Growth and Income Fund	Delaware Hedged U.S. Equity Opportunities Fund

Delaware Opportunity Fund	Delaware Premium Income Fund

March 31, 2024

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online

● Check your account balance and transactions

● View statements and tax forms

● Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Funds are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Covered Call Strategy Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware Opportunity Fund, and Delaware Premium Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the applicable fund's current prospectus or summary prospectus. These documents are available at delawarefunds.com/ literature.

Unless otherwise noted, views expressed herein are current as of March 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from October 1, 2023 to March 31, 2024 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2023 to March 31, 2024.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Covered Call Strategy Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,113.20	1.31%	$ 6.92
Institutional Class	1,000.00	1,114.40	1.06%	5.60
Class R6	1,000.00	1,115.50	0.98%	5.18
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,018.45	1.31%	$ 6.61
Institutional Class	1,000.00	1,019.70	1.06%	5.35
Class R6	1,000.00	1,020.10	0.98%	4.95

Delaware Global Equity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,185.90	1.16%	$ 6.34
Institutional Class	1,000.00	1,187.00	0.91%	4.98
Class R6	1,000.00	1,186.10	0.85%	4.65
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,019.20	1.16%	$ 5.86
Institutional Class	1,000.00	1,020.45	0.91%	4.60
Class R6	1,000.00	1,020.75	0.85%	4.29

Disclosure of Fund expenses

Delaware Growth and Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,218.30	1.02%	$ 5.66
Institutional Class	1,000.00	1,219.40	0.77%	4.27
Class R6	1,000.00	1,219.40	0.70%	3.88
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,019.90	1.02%	$ 5.15
Institutional Class	1,000.00	1,021.15	0.77%	3.89
Class R6	1,000.00	1,021.50	0.70%	3.54

Delaware Hedged U.S. Equity Opportunities Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,166.30	1.55%	$ 8.39
Institutional Class	1,000.00	1,167.90	1.30%	7.05
Class R6	1,000.00	1,168.50	1.23%	6.67
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,017.25	1.55%	$ 7.82
Institutional Class	1,000.00	1,018.50	1.30%	6.56
Class R6	1,000.00	1,018.85	1.23%	6.21

Delaware Opportunity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,225.90	1.13%	$ 6.29
Class C	1,000.00	1,221.20	1.88%	10.44
Class R	1,000.00	1,224.40	1.38%	7.67
Institutional Class	1,000.00	1,227.40	0.88%	4.90
Class R6	1,000.00	1,228.20	0.78%	4.34
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,019.35	1.13%	$ 5.70
Class C	1,000.00	1,015.60	1.88%	9.47
Class R	1,000.00	1,018.10	1.38%	6.96
Institutional Class	1,000.00	1,020.60	0.88%	4.45
Class R6	1,000.00	1,021.10	0.78%	3.94

Delaware Premium Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,055.10	1.30%	$ 6.68
Institutional Class	1,000.00	1,056.70	1.05%	5.40
Class R6	1,000.00	1,056.90	0.98%	5.04
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,018.50	1.30%	$ 6.56
Institutional Class	1,000.00	1,019.75	1.05%	5.30
Class R6	1,000.00	1,020.10	0.98%	4.95

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds, in which it invests. The tables above and on the previous pages do not reflect the expenses of any Underlying Funds.

Security type / sector allocations and top 10 equity holdings

Delaware Covered Call Strategy Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	101.27%
Communication Services	8.32%
Consumer Discretionary	14.06%
Consumer Staples	5.68%
Energy	5.59%
Financials	13.41%
Healthcare	10.71%
Industrials	8.07%
Information Technology*	31.43%
Real Estate	4.00%
Short-Term Investments	3.49%
Total Value of Securities Before Options Written	104.76%
Options Written	(4.99)%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Semiconductors, and Software. As of March 31, 2024, such amounts, as a percentage of total net assets were 8.25%, 15.56%, and 7.62%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Alphabet Class A	8.32%
Apple	8.24%
Microsoft	7.62%
Home Depot	7.01%
NVIDIA	7.00%
UnitedHealth Group	6.43%
Mastercard Class A	5.91%
BlackRock	5.73%
Costco Wholesale	5.67%
Broadcom	5.23%

Security type / country and sector allocations

Delaware Global Equity Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / country	of net assets
Common Stocks by Country	98.64%
Austria	0.92%
Brazil	2.42%
Canada	4.15%
China	1.67%
Denmark	1.53%
France	7.42%
Germany	3.04%
India	1.81%
Japan	6.08%
Netherlands	2.51%
Switzerland	2.32%
Taiwan	3.16%
United Kingdom	3.58%
United States	58.03%
Short-Term Investments	0.45%
Total Value of Securities	99.09%
Receivables and Other Assets Net of Liabilities	0.91%
Total Net Assets	100.00%
Percentage
Common stocks by sector	of net assets
Communication Services	8.86%
Consumer Discretionary	5.34%
Consumer Staples*	25.06%
Energy	5.19%
Financials	11.68%
Healthcare	11.23%
Industrials	6.35%
Information Technology	24.01%
Materials	0.92%
Total	98.64%

*The Fund has adopted a fundamental policy to concentrate its investments in the Consumer Staples Sector as described in the Fund’s Prospectus and Statement of Additional Information. The Consumer Staples Sector (as disclosed here for financial reporting purposes only) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, Household Products/Wares, and Retail. As of March 31, 2024, such amounts, as a percentage of total net assets were 4.96%, 5.26%, 3.99%, 2.04%, and 8.81%, respectively.

Security type / sector allocations and top 10 equity holdings

Delaware Growth and Income Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	99.49%
Communication Services	10.98%
Consumer Discretionary	9.47%
Consumer Staples	4.47%
Energy	11.35%
Financials	23.89%
Healthcare	18.73%
Industrials	6.95%
Information Technology	12.57%
Real Estate	1.08%
Short-Term Investments	0.46%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Exxon Mobil	4.99%
Merck & Co.	4.30%
Cigna Group	3.64%
Cisco Systems	3.51%
Lowe's	3.34%
CVS Health	3.08%
Gilead Sciences	2.99%
Philip Morris International	2.99%
Marathon Petroleum	2.99%
Bristol-Myers Squibb	2.98%

Security type / sector allocations and top 10 equity holdings

Delaware Hedged U.S. Equity Opportunities Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	94.81%
Communication Services	7.66%
Consumer Discretionary	9.62%
Consumer Staples	6.53%
Energy	3.40%
Financials	14.65%
Healthcare	11.11%
Industrials	12.08%
Information Technology	21.44%
Materials	3.88%
Real Estate	3.10%
Utilities	1.34%
Warrants	0.00%
Options Purchased	0.11%
Short-Term Investments	5.34%
Total Value of Securities Before Options Written	100.26%
Options Written	(0.04)%
Liabilities Net of Receivables and Other Assets	(0.22)%
Total Net Assets	100.00%

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	4.47%
NVIDIA	3.45%
Apple	2.99%
Amazon.com	2.93%
Alphabet Class A	2.06%
Meta Platforms Class A	2.00%
American Tower	1.51%
UnitedHealth Group	1.41%
Chubb	1.38%
Danaher	1.31%

Security type / sector allocations and top 10 equity holdings

Delaware Opportunity Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	98.45%
Basic Industry	9.52%
Consumer Discretionary	10.53%
Consumer Staples	3.12%
Energy	5.76%
Financial Services	19.58%
Healthcare	6.84%
Industrials	19.38%
Real Estate Investment Trusts	5.97%
Technology	9.13%
Transportation	1.53%
Utilities	7.09%
Short-Term Investments	1.38%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Regal Rexnord	2.30%
Hartford Financial Services Group	2.09%
Quanta Services	1.98%
Reinsurance Group of America	1.92%
Parker-Hannifin	1.92%
Marriott International Class A	1.87%
DR Horton	1.86%
KBR	1.78%
ITT	1.65%
East West Bancorp	1.57%

Security type / sector allocations and top 10 equity holdings

Delaware Premium Income Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	123.81%
Communication Services	10.09%
Consumer Discretionary	12.83%
Consumer Staples	8.12%
Energy	4.44%
Financials	20.77%
Healthcare	11.37%
Industrials	13.14%
Information Technology*	38.65%
Utilities	4.40%
Total Value of Securities Before Options Written	123.81%
Options Written	(28.38)%
Receivables and Other Assets Net of Liabilities	4.57%
Total Net Assets	100.00%

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Semiconductors, Software, and Telecommunications. As of March 31, 2024, such amounts, as a percentage of total net assets were 7.78%, 14.91%, 5.93%, and 10.03%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
BlackRock	7.26%
Alphabet Class A	6.57%
Broadcom	6.04%
Booking Holdings	6.01%
Microsoft	5.93%
Cisco Systems	5.36%
Bank of America	4.93%
Boeing	4.80%
Texas Instruments	4.76%
Corning	4.67%

Schedules of investments

Delaware Covered Call Strategy Fund

March 31, 2024 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 101.27% t
Communication Services — 8.32%
Alphabet Class A ~, †	37,700	$5,690,061
		5,690,061
Consumer Discretionary — 14.06%
Amazon.com ~, †	17,100	3,084,498
Home Depot ~	12,500	4,795,000
Tesla ~, †	9,900	1,740,321
		9,619,819
Consumer Staples — 5.68%
Costco Wholesale ~	5,300	3,882,939
		3,882,939
Energy — 5.59%
Chevron ~	15,100	2,381,874
Exxon Mobil ~	12,400	1,441,376
		3,823,250
Financials — 13.41%
Bank of America ~	32,000	1,213,440
BlackRock ~	4,700	3,918,390
Mastercard Class A ~	8,400	4,045,188
		9,177,018
Healthcare — 10.71%
Medtronic ~	33,600	2,928,240
UnitedHealth Group ~	8,900	4,402,830
		7,331,070
Industrials — 8.07%
Lockheed Martin ~	6,300	2,865,681
Union Pacific ~	10,800	2,656,044
		5,521,725
Information Technology — 31.43%
Apple ~	32,900	5,641,692
Broadcom ~	2,700	3,578,607
Microsoft ~	12,400	5,216,928
NVIDIA ~	5,300	4,788,868
Texas Instruments ~	13,100	2,282,151
		21,508,246
Real Estate — 4.00%
Digital Realty Trust ~	19,000	2,736,760
		2,736,760
Total Common Stocks
(cost $36,705,325)		69,290,888

Short-Term Investments — 3.49%
Money Market Mutual Funds — 3.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	597,200	597,200
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	597,200	597,200
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	597,200	597,200
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	597,199	597,199
Total Short-Term Investments
(cost $2,388,799)		2,388,799
Total Value of Securities Before Options Written—104.76%
(cost $39,094,124)		71,679,687
	Number of
	contracts
Options Written — (4.99%)
Equity Call Options — (4.99%)
Alphabet, strike price $145, expiration date 5/17/24, notional amount $(5,466,500)	(377)	(404,332)
Amazon.com, strike price $180, expiration date 4/19/24, notional amount $(3,078,000)	(171)	(73,958)
Apple, strike price $180, expiration date 5/17/24, notional amount $(5,922,000)	(329)	(99,522)
Bank of America, strike price $36, expiration date 5/17/24, notional amount $(1,152,000)	(320)	(82,400)
BlackRock, strike price $820, expiration date 5/17/24, notional amount $(3,854,000)	(47)	(178,600)

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Broadcom, strike price $1,320, expiration date 6/21/24, notional amount $(3,564,000)	(27)	$(269,460)
Chevron, strike price $155, expiration date 4/19/24, notional amount $(2,340,500)	(151)	(66,440)
Costco Wholesale, strike price $685, expiration date 4/19/24, notional amount $(3,630,500)	(53)	(264,205)
Digital Realty Trust, strike price $145, expiration date 4/19/24, notional amount $(2,755,000)	(190)	(68,400)
Exxon Mobil, strike price $105, expiration date 4/19/24, notional amount $(1,302,000)	(124)	(141,050)
Home Depot, strike price $360, expiration date 4/19/24, notional amount $(4,500,000)	(125)	(320,000)
Lockheed Martin, strike price $450, expiration date 5/17/24, notional amount $(2,835,000)	(63)	(97,650)
Mastercard, strike price $480, expiration date 4/19/24, notional amount $(4,032,000)	(84)	(71,190)
Medtronic, strike price $87.5, expiration date 4/19/24, notional amount $(2,940,000)	(336)	(40,488)
Microsoft, strike price $400, expiration date 4/19/24, notional amount $(4,960,000)	(124)	(288,920)
NVIDIA, strike price $760, expiration date 4/19/24, notional amount $(4,028,000)	(53)	(788,772)
Tesla, strike price $210, expiration date 4/19/24, notional amount $(2,079,000)	(99)	(14,405)
Texas Instruments, strike price $170, expiration date 5/17/24, notional amount $(2,227,000)	(131)	(121,830)
Union Pacific, strike price $255, expiration date 4/19/24, notional amount $(2,754,000)	(108)	(12,150)
UnitedHealth Group, strike price $540, expiration date 4/19/24, notional amount $(4,806,000)	(89)	(9,746)
Total Options Written
(premium received $2,271,276)		$(3,413,518)
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or a portion of the security has been pledged as collateral for outstanding options written.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Global Equity Fund

March 31, 2024 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.64%∆
Austria – 0.92%
Mondi	99,579	$1,753,915
		1,753,915
Brazil – 2.42%
Banco do Brasil	290,248	3,280,149
Petroleo Brasileiro ADR	87,224	1,326,677
		4,606,826
Canada – 4.15%
Alimentation Couche-Tard	90,039	5,138,913
Canadian Natural Resources	36,247	2,765,053
		7,903,966
China – 1.67%
China Mengniu Dairy	1,484,000	3,185,322
		3,185,322
Denmark – 1.53%
Genmab †	9,736	2,919,132
		2,919,132
France – 7.42%
Airbus	27,437	5,053,381
BNP Paribas	52,242	3,711,954
L'Oreal	11,297	5,346,165
		14,111,500
Germany – 3.04%
Deutsche Telekom	151,551	3,678,768
Siemens	11,037	2,107,110
		5,785,878
India – 1.81%
ICICI Bank ADR	130,536	3,447,456
		3,447,456
Japan – 6.08%
Asahi Group Holdings	132,500	4,852,557
ITOCHU	56,100	2,395,497
Mitsubishi UFJ Financial Group	426,400	4,323,715
		11,571,769
Netherlands – 2.51%
Adyen 144A #, †	1,896	3,207,344
Shell	47,001	1,569,636
		4,776,980
Switzerland – 2.32%
Nestle	41,560	4,412,452
		4,412,452
Taiwan – 3.16%
Taiwan Semiconductor Manufacturing ADR	44,127	6,003,478
		6,003,478
United Kingdom – 3.58%
AstraZeneca	21,786	2,936,151
Reckitt Benckiser Group	68,125	3,879,597
		6,815,748
United States – 58.03%
Alphabet Class A †	38,374	5,791,788
Amazon.com †	37,601	6,782,468
Apple	27,651	4,741,594
Biogen †	3,521	759,233
Blue Owl Capital	111,809	2,108,718
Casey's General Stores	17,726	5,644,845
Coca-Cola	74,992	4,588,011
ConocoPhillips	20,868	2,656,079
Costco Wholesale	8,155	5,974,598
Danaher	8,602	2,148,091
Discover Financial Services	16,341	2,142,142
DraftKings Class A †	21,068	956,698
Eli Lilly & Co.	5,548	4,316,122
Home Depot	6,305	2,418,598
Ingersoll Rand	26,546	2,520,543
Intuit	5,052	3,283,800
KLA	4,806	3,357,327
Lam Research	2,518	2,446,413
Meta Platforms Class A	5,769	2,801,311
Microchip Technology	28,102	2,521,030
Microsoft	25,068	10,546,609
Netflix †	4,392	2,667,393
NVIDIA	7,004	6,328,534
Pinterest Class A †	55,491	1,923,873
Procter & Gamble	28,771	4,668,095
Salesforce	15,315	4,612,572
Schlumberger	28,488	1,561,427
Synopsys †	3,246	1,855,089
Thermo Fisher Scientific	3,708	2,155,127
UnitedHealth Group	5,803	2,870,744
Vertex Pharmaceuticals †	7,814	3,266,330
		110,415,202
Total Common Stocks
(cost $164,397,458)		187,709,624

Short-Term Investments – 0.45%
Money Market Mutual Funds – 0.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	211,832	211,832
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	211,834	211,834
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	211,834	211,834

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	211,833	$211,833
Total Short-Term Investments
(cost $847,333)		847,333
Total Value of Securities–99.09%
(cost $165,244,791)		$188,556,957
∆	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 5 in “Security type / country and sector allocations.”
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $3,207,344, which represents 1.69% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Growth and Income Fund

March 31, 2024 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks — 99.49%
Communication Services — 10.98%
Alphabet Class A †	159,146	$24,019,906
AT&T	1,191,940	20,978,144
Comcast Class A	833,572	36,135,346
Meta Platforms Class A	68,292	33,161,229
Verizon Communications	849,156	35,630,586
		149,925,211
Consumer Discretionary — 9.47%
AutoZone †	2,461	7,756,211
Booking Holdings	2,803	10,168,948
Ford Motor	237,795	3,157,918
General Motors	443,225	20,100,254
Kohl's	233,277	6,800,024
Lowe's	179,014	45,600,236
NIKE Class B	87,310	8,205,394
TJX	270,780	27,462,507
		129,251,492
Consumer Staples — 4.47%
Altria Group	463,933	20,236,757
Philip Morris International	445,829	40,846,853
		61,083,610
Energy — 11.35%
Chevron	104,001	16,405,118
ConocoPhillips	201,479	25,644,247
Exxon Mobil	586,489	68,173,481
Marathon Petroleum	202,643	40,832,564
Valero Energy	23,120	3,946,353
		155,001,763
Financials — 23.89%
American International Group	210,714	16,471,513
Bank of New York Mellon	264,914	15,264,345
Blackstone	28,513	3,745,753
Charles Schwab	122,701	8,876,190
Corebridge Financial	746,975	21,460,592
Evercore Class A	115,717	22,285,937
F&G Annuities & Life	24,807	1,005,924
Fidelity National Financial	244,371	12,976,100
Invesco	764,171	12,677,597
KeyCorp	321,439	5,081,951
Lincoln National	421,654	13,463,412
MetLife	351,564	26,054,408
Old Republic International	135,192	4,153,098
OneMain Holdings	380,988	19,464,677
PayPal Holdings †	298,116	19,970,791
PNC Financial Services Group	165,128	26,684,685
Rithm Capital	1,360,045	15,178,102
Synchrony Financial	767,356	33,088,391
TPG	94,572	4,227,368
Truist Financial	665,150	25,927,547
Western Union	1,296,400	18,123,672
		326,182,053
Healthcare — 18.73%
Bristol-Myers Squibb	751,594	40,758,942
Cigna Group	137,016	49,762,841
CVS Health	527,255	42,053,859
Gilead Sciences	558,201	40,888,223
McKesson	38,582	20,712,747
Merck & Co.	445,443	58,776,204
Pfizer	102,329	2,839,630
		255,792,446
Industrials — 6.95%
3M	185,865	19,714,701
Builders FirstSource †	112,369	23,434,555
Delta Air Lines	164,015	7,851,398
Emerson Electric	174,070	19,743,019
Honeywell International	117,878	24,194,459
		94,938,132
Information Technology — 12.57%
Broadcom	27,879	36,951,105
Cisco Systems	959,127	47,870,029
Cognizant Technology Solutions Class A	220,141	16,134,134
KLA	3,867	2,701,370
Lam Research	10,566	10,265,609
Motorola Solutions	53,999	19,168,565
QUALCOMM	227,791	38,565,016
		171,655,828
Real Estate — 1.08%
Medical Properties Trust	3,145,378	14,783,277
		14,783,277
Total Common Stocks
(cost $1,037,065,156)		1,358,613,812

Short-Term Investments — 0.46%
Money Market Mutual Funds — 0.46%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	1,568,074	1,568,074
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,568,075	1,568,075
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	1,568,075	1,568,075

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,568,074	$1,568,074
Total Short-Term Investments
(cost $6,272,298)		6,272,298
Total Value of Securities—99.95%
(cost $1,043,337,454)		$1,364,886,110
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Hedged U.S. Equity Opportunities Fund

March 31, 2024 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks — 94.81%
Communication Services — 7.66%
Alphabet Class A †	3,004	$453,394
Alphabet Class C †	783	119,220
Cable One	25	10,578
Cargurus †	877	20,241
Electronic Arts	374	49,619
Liberty Media-Liberty Formula One Class C †	866	56,810
Live Nation Entertainment †	752	79,539
Meta Platforms Class A	909	441,392
Netflix †	158	95,958
Omnicom Group	70	6,773
Pinterest Class A †	2,131	73,882
Spotify Technology †	250	65,975
T-Mobile US	692	112,948
Verizon Communications	591	24,798
Walt Disney	636	77,821
		1,688,948
Consumer Discretionary — 9.62%
Amazon.com †	3,586	646,843
CarMax †	226	19,687
Choice Hotels International	199	25,144
Compass Group	775	22,723
Deckers Outdoor †	60	56,476
Denny's †	1,978	17,723
DraftKings Class A †	1,916	87,005
Floor & Decor Holdings Class A †	84	10,888
Garmin	53	7,890
Gentex	3,105	112,153
Genuine Parts	49	7,592
Goodyear Tire & Rubber †	1,763	24,206
Hasbro	46	2,600
Las Vegas Sands	1,322	68,347
Lululemon Athletica †	137	53,519
McDonald's	774	218,229
NIKE Class B	1,295	121,704
NVR †	11	89,099
On Holding Class A †	1,344	47,551
O'Reilly Automotive †	57	64,346
Ross Stores	256	37,570
Steven Madden	642	27,144
TJX	2,480	251,522
Wyndham Hotels & Resorts	1,159	88,953
Yum! Brands	99	13,726
		2,122,640
Consumer Staples — 6.53%
Campbell Soup	68	3,023
Celsius Holdings †	126	10,448
Church & Dwight	87	9,075
Coca-Cola	1,268	77,576
Colgate-Palmolive	1,893	170,465
Conagra Brands	169	5,009
Constellation Brands Class A	347	94,301
Costco Wholesale	21	15,385
Dollar Tree †	288	38,347
elf Beauty †	265	51,948
General Mills	205	14,344
Hershey	52	10,114
Hormel Foods	107	3,733
J M Smucker	37	4,657
Kellanova	95	5,443
Kenvue	4,624	99,231
Keurig Dr Pepper	1,537	47,140
Kraft Heinz	302	11,144
McCormick & Co.	88	6,759
Mondelez International Class A	322	22,540
Monster Beverage †	650	38,532
PepsiCo	1,053	184,285
Procter & Gamble	1,348	218,713
Sysco	907	73,630
Tyson Foods Class A	1,408	82,692
Unilever	1,583	79,430
US Foods Holding †	618	33,353
Walmart	495	29,784
		1,441,101
Energy — 3.40%
Canadian Natural Resources	1,307	99,750
Cheniere Energy	150	24,192
Chevron	123	19,402
ConocoPhillips	487	61,985
Diamondback Energy	499	98,887
Enbridge	1,645	59,446
Exxon Mobil	320	37,197
Halliburton	1,817	71,626
Marathon Oil	1,183	33,526
Schlumberger	2,681	146,946
Targa Resources	98	10,975
Williams	2,212	86,202
		750,134
Financials — 14.65%
Allstate	646	111,764
American Express	1,041	237,025
Arthur J Gallagher & Co.	76	19,003
Berkshire Hathaway Class B †	422	177,459
Block †	996	84,242
Brown & Brown	85	7,441
Cadence Bank	1,273	36,917

	Number of
	shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Cboe Global Markets	36	$6,614
Charles Schwab	1,505	108,872
Chubb	1,173	303,959
CME Group	127	27,342
Corpay †	228	70,347
Credit Acceptance †	75	41,366
Equitable Holdings	1,563	59,410
Everest Group	314	124,815
First Citizens BancShares Class A	19	31,065
Fiserv †	11	1,758
Globe Life	612	71,218
Hamilton Lane Class A	8	902
Hanover Insurance Group	217	29,549
Intercontinental Exchange	199	27,349
Jack Henry & Associates	25	4,343
Kemper	814	50,403
KKR & Co.	415	41,741
M&T Bank	1,078	156,784
Markel Group †	33	50,209
MarketAxess Holdings	12	2,631
Marsh & McLennan	1,075	221,428
Mastercard Class A	236	113,651
MetLife	904	66,995
Moody's	36	14,149
Morgan Stanley	1,369	128,905
Morningstar	16	4,934
Progressive	250	51,705
Raymond James Financial	790	101,452
S&P Global	58	24,676
SEI Investments	39	2,804
SouthState	419	35,628
StepStone Group Class A	866	30,951
TPG	1,313	58,691
Tradeweb Markets Class A	1,003	104,483
Travelers	68	15,650
Visa Class A	888	247,823
Voya Financial	1,367	101,049
WEX †	46	10,926
Willis Towers Watson	36	9,900
		3,230,328
Healthcare — 11.11%
Abbott Laboratories	135	15,344
Agilent Technologies	619	90,071
agilon health †	478	2,916
Apellis Pharmaceuticals †	138	8,112
AstraZeneca ADR	1,484	100,541
Becton Dickinson and Co.	22	5,444
Bristol-Myers Squibb	329	17,842
Cencora	59	14,336
Centene †	1,249	98,021
Danaher	1,158	289,176
DENTSPLY SIRONA	820	27,216
Dexcom †	435	60,334
Eli Lilly & Co.	275	213,939
Encompass Health	489	40,382
Exact Sciences †	1,015	70,096
Humana	182	63,103
IDEXX Laboratories †	20	10,799
Integra LifeSciences Holdings †	731	25,914
Intuitive Surgical †	186	74,231
Johnson & Johnson	254	40,180
Medtronic	1,257	109,548
Merck & Co.	305	40,245
Mettler-Toledo International †	8	10,650
Novartis	629	60,937
Pfizer	4,430	122,932
PTC Therapeutics †	315	9,163
Quest Diagnostics	613	81,596
Sarepta Therapeutics †	62	8,027
Shockwave Medical †	189	61,544
Stryker	521	186,450
Teleflex	182	41,163
Thermo Fisher Scientific	22	12,787
Ultragenyx Pharmaceutical †	178	8,311
United Therapeutics †	236	54,214
UnitedHealth Group	629	311,166
Veeva Systems Class A †	44	10,194
Vertex Pharmaceuticals †	128	53,505
		2,450,429
Industrials — 12.08%
3M	149	15,804
AerCap Holdings †	1,088	94,558
Airbus	252	46,414
AMETEK	51	9,328
Automatic Data Processing	88	21,977
Axon Enterprise †	221	69,146
Builders FirstSource †	107	22,315
Canadian National Railway	242	31,867
CH Robinson Worldwide	40	3,046
Cintas	71	48,779
Copart †	1,962	113,639
Dayforce †	116	7,680
Delta Air Lines	1,688	80,805
Dover	513	90,898
Emerson Electric	473	53,648

Schedules of investments

Delaware Hedged U.S. Equity Opportunities Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Expeditors International of Washington	376	$45,710
Fastenal	457	35,253
Fortive	239	20,559
Fortune Brands Innovations	374	31,667
General Dynamics	345	97,459
Genpact	722	23,790
Graco	264	24,673
Honeywell International	970	199,092
IDEX	149	36,359
JB Hunt Transport Services	45	8,966
John Bean Technologies	264	27,691
Knight-Swift Transportation Holdings	1,984	109,160
Leidos Holdings	962	126,109
Lennox International	94	45,943
Lockheed Martin	173	78,693
Lumine Group †	95	2,512
Middleby †	466	74,928
Nordson	17	4,667
Northrop Grumman	483	231,193
PACCAR	665	82,387
Paychex	122	14,982
Rollins	82	3,794
RTX	783	76,366
Snap-on	13	3,851
Techtronic Industries	5,985	81,132
Toro	473	43,341
Uber Technologies †	857	65,980
U-Haul Holding	365	24,338
Union Pacific	364	89,519
United Parcel Service Class B	830	123,363
Waste Connections	41	7,052
Westinghouse Air Brake Technologies	661	96,294
WW Grainger	16	16,277
		2,663,004
Information Technology — 21.44%
Accenture Class A	629	218,018
Adobe †	162	81,745
Advanced Micro Devices †	139	25,088
Amphenol Class A	210	24,223
ANSYS †	30	10,415
Apple	3,844	659,169
Arista Networks †	48	13,919
Belden	257	23,801
Broadcom	97	128,565
Cadence Design Systems †	42	13,074
CDW	85	21,741
Cisco Systems	654	32,641
Cognizant Technology Solutions Class A	178	13,046
Coherent †	406	24,612
Constellation Software	32	87,409
Datadog Class A †	457	56,485
Dynatrace †	177	8,220
Enphase Energy †	396	47,908
First Solar †	341	57,561
Flex †	2,824	80,795
Gitlab Class A †	592	34,525
HP	197	5,953
HubSpot †	17	10,652
International Business Machines	171	32,654
Intuit	26	16,900
Micron Technology	1,329	156,676
Microsoft	2,343	985,747
MKS Instruments	297	39,501
MongoDB †	126	45,189
Monolithic Power Systems	13	8,806
NVIDIA	842	760,797
NXP Semiconductors	457	113,231
QUALCOMM	578	97,855
Rambus †	142	8,777
Roper Technologies	37	20,751
Rubicon Technologies †	134	54
Salesforce	388	116,858
Samsung Electronics GDR	26	32,656
Seagate Technology Holdings	854	79,465
ServiceNow †	128	97,587
Shopify Class A †	449	34,649
Silicon Motion Technology ADR	369	28,391
Snowflake Class A †	261	42,178
Synopsys †	58	33,147
Texas Instruments	1,177	205,045
Topicus.com	50	4,479
Tyler Technologies †	15	6,375
Workday Class A †	300	81,825
		4,729,158
Materials — 3.88%
Ball	302	20,343
Celanese	145	24,920
CRH	594	51,191
Element Solutions	947	23,656
FMC	1,264	80,517
Freeport-McMoRan	926	43,540
Huntsman	1,159	30,169

		Number of
		shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Ingevity †		494	$23,564
Linde		547	253,983
LyondellBasell Industries Class A		71	7,262
PPG Industries		448	64,915
Reliance		223	74,522
Rio Tinto ADR		1,255	79,994
Sherwin-Williams		98	34,038
Vulcan Materials		157	42,848
			855,462
Real Estate — 3.10%
American Tower		1,681	332,149
AvalonBay Communities		234	43,421
Brixmor Property Group		1,518	35,597
CoStar Group †		686	66,267
Equinix		81	66,852
Extra Space Storage		279	41,013
Gaming and Leisure Properties		630	29,024
Public Storage		44	12,763
UDR		1,537	57,499
			684,585
Utilities — 1.34%
Atmos Energy		151	17,949
Edison International		1,137	80,420
Exelon		2,894	108,728
Iberdrola		6,104	75,698
Vistra		174	12,119
			294,914
Total Common Stocks
(cost $17,099,006)			20,910,703

Warrants — 0.00%
Constellation Software =, †	CAD	197	0
Total Warrants
(cost $0)			0
	Number of
	contracts
Options Purchased — 0.11%
Equity Put Options — 0.11%
S&P 500 Index, strike price $4,075, expiration date 5/17/24, notional amount $2,037,500	5	1,175
S&P 500 Index, strike price $4,400, expiration date 6/21/24, notional amount $2,200,000	5	4,725
S&P 500 Index, strike price $4,700, expiration date 4/19/24, notional amount $1,410,000	3	713
S&P 500 Index, strike price $4,700, expiration date 7/19/24, notional amount $2,350,000	5	13,275
S&P 500 Index, strike price $4,825, expiration date 5/17/24, notional amount $1,447,500	3	3,255
Total Options Purchased
(cost $122,531)		23,143
	Number of
	shares
Short-Term Investments — 5.34%
Money Market Mutual Funds — 5.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	294,396	294,396
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	294,396	294,396
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	294,396	294,396
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	294,396	294,396
Total Short-Term Investments
(cost $1,177,584)		1,177,584
Total Value of Securities Before Options Written—100.26%
(cost $18,399,121)		22,111,430

Schedules of investments

Delaware Hedged U.S. Equity Opportunities Fund

	Number of
	contracts	Value (US $)
Options Written — (0.04%)
Equity Put Options — (0.04%)
S&P 500 Index, strike price $3,675, expiration date 5/17/24, notional amount $(1,837,500)	(5)	$(675)
S&P 500 Index, strike price $3,975, expiration date 6/21/24, notional amount $(1,987,500)	(5)	(2,425)
S&P 500 Index, strike price $4,250, expiration date 7/19/24, notional amount $(2,125,000)	(5)	(5,950)
Total Options Written
(premium received $39,950)		$(9,050)

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

The following futures contracts were outstanding at March 31, 2024:1

Futures Contracts
Exchange-Traded

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
(9)	E-Mini S&P 500 Index	$(2,388,825)	$(2,351,474)	6/21/24	$(37,351)	$(112)
(10)	EURO STOXX 50 Index	(544,280)	(526,408)	6/21/24	(17,872)	(585)
(3)	FTSE 100 Index	(302,461)	(290,283)	6/21/24	(12,178)	(1,255)
(2)	S&P/TSX 60 Index	(396,117)	(389,350)	6/20/24	(6,767)	(1,045)
Total Futures Contracts			$(3,557,515)		$(74,168)	$(2,997)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

S&P – Standard & Poor’s Financial Services LLC

Summary of currencies:

CAD – Canadian Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund

March 31, 2024 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks — 98.45%
Basic Industry — 9.52%
Berry Global Group	93,391	$5,648,288
Celanese	48,740	8,376,456
Crown Holdings	57,490	4,556,657
Graphic Packaging Holding	192,290	5,611,022
Huntsman	167,460	4,358,984
Knife River †	41,285	3,347,388
Louisiana-Pacific	71,200	5,974,392
Olin	70,980	4,173,624
Reliance	20,420	6,823,956
Vulcan Materials	34,510	9,418,469
		58,289,236
Consumer Discretionary — 10.53%
Aptiv †	34,350	2,735,978
AutoZone †	2,232	7,034,483
Darden Restaurants	34,470	5,761,660
DR Horton	69,120	11,373,696
Electronic Arts	50,470	6,695,855
Interpublic Group	122,600	4,000,438
Marriott International Class A	45,470	11,472,536
Polaris	40,540	4,058,865
PulteGroup	32,850	3,962,367
Ross Stores	50,140	7,358,546
		64,454,424
Consumer Staples — 3.12%
Conagra Brands	147,990	4,386,424
Kellanova	97,830	5,604,681
Tyson Foods Class A	55,270	3,246,007
US Foods Holding †	108,050	5,831,458
		19,068,570
Energy — 5.76%
APA	134,230	4,614,827
Coterra Energy	271,050	7,556,874
Devon Energy	101,720	5,104,310
Marathon Oil	306,800	8,694,712
Valero Energy	54,400	9,285,536
		35,256,259
Financial Services — 19.58%
Affiliated Managers Group	37,070	6,208,113
Allstate	47,030	8,136,660
Ally Financial	212,560	8,627,810
Assurant	35,320	6,648,637
East West Bancorp	121,090	9,579,430
Fiserv †	25,130	4,016,277
Globe Life	51,035	5,938,943
Hartford Financial Services Group	124,010	12,779,231
KeyCorp	533,600	8,436,216
Raymond James Financial	73,870	9,486,385
Reinsurance Group of America	61,070	11,779,182
State Street	66,240	5,121,677
Synchrony Financial	108,420	4,675,070
Synovus Financial	156,190	6,256,971
Webster Financial	114,650	5,820,781
Willis Towers Watson	22,950	6,311,250
		119,822,633
Healthcare — 6.84%
Agilent Technologies	39,640	5,768,016
Avantor †	153,700	3,930,109
Cencora	34,620	8,412,314
Quest Diagnostics	43,580	5,800,934
STERIS	26,510	5,959,978
Teleflex	22,340	5,052,638
Zimmer Biomet Holdings	52,730	6,959,305
		41,883,294
Industrials — 19.38%
AECOM	88,680	8,697,734
AMETEK	46,260	8,460,954
CACI International Class A †	18,775	7,112,533
Curtiss-Wright	19,700	5,042,018
ITT	74,380	10,117,911
Johnson Controls International	50,358	3,289,385
KBR	171,260	10,902,412
NEXTracker Class A †	63,678	3,583,161
Oshkosh	56,840	7,088,516
Parker-Hannifin	21,100	11,727,169
Quanta Services	46,580	12,101,484
Regal Rexnord	78,200	14,083,820
United Rentals	9,555	6,890,206
WESCO International	55,402	9,489,255
		118,586,558
Real Estate Investment Trusts — 5.97%
American Homes 4 Rent Class A	157,360	5,787,701
Apartment Income REIT	158,066	5,132,403
Extra Space Storage	28,537	4,194,939
Host Hotels & Resorts	371,120	7,674,762
Kimco Realty	173,720	3,406,649
Realty Income	94,470	5,110,827
VICI Properties	174,837	5,208,394
		36,515,675
Technology — 9.13%
Akamai Technologies †	58,910	6,407,052
Ciena †	124,220	6,142,679
Flex †	264,940	7,579,933
Keysight Technologies †	39,225	6,134,005
ON Semiconductor †	75,460	5,550,083
Qorvo †	35,250	4,047,758
Synopsys †	11,960	6,835,140

Schedules of investments

Delaware Opportunity Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Technology (continued)
TD SYNNEX	43,350	$4,902,885
Teradyne	73,570	8,300,903
		55,900,438
Transportation — 1.53%
JB Hunt Transport Services	25,530	5,086,853
Southwest Airlines	145,370	4,243,350
		9,330,203
Utilities — 7.09%
CMS Energy	124,990	7,541,896
Edison International	92,020	6,508,575
MDU Resources Group	165,190	4,162,788
NRG Energy	110,610	7,487,191
Public Service Enterprise Group	122,210	8,161,184
WEC Energy Group	55,620	4,567,514
Xcel Energy	92,520	4,972,950
		43,402,098
Total Common Stocks
(cost $392,210,018)		602,509,388

Short-Term Investments — 1.38%
Money Market Mutual Funds — 1.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	2,117,945	2,117,945
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	2,117,952	2,117,952
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	2,117,952	2,117,952
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	2,117,951	2,117,951
Total Short-Term Investments
(cost $8,471,800)		8,471,800
Total Value of Securities—99.83%
(cost $400,681,818)		$610,981,188

† Non-income producing security.

Summary of abbreviations:

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Delaware Premium Income Fund

March 31, 2024 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks — 123.81%t
Communication Services — 10.09%
Alphabet Class A ~, †	10,500	$1,584,765
Comcast Class A ~	19,600	849,660
		2,434,425
Consumer Discretionary — 12.83%
Booking Holdings ~	400	1,451,152
Home Depot ~	2,700	1,035,720
Whirlpool ~	5,100	610,113
		3,096,985
Consumer Staples — 8.12%
Kimberly-Clark ~	4,500	582,075
Mondelez International Class A ~	4,600	322,000
PepsiCo ~	4,300	752,543
Philip Morris International ~	3,300	302,346
		1,958,964
Energy — 4.44%
Chevron ~	6,800	1,072,632
		1,072,632
Financials — 20.77%
Bank of America ~	31,400	1,190,688
BlackRock ~	2,100	1,750,770
JPMorgan Chase & Co. ~	4,900	981,470
Visa Class A ~	3,900	1,088,412
		5,011,340
Healthcare — 11.37%
Bristol-Myers Squibb ~	12,600	683,298
Medtronic ~	1,900	165,585
Pfizer ~	29,100	807,525
UnitedHealth Group ~	2,200	1,088,340
		2,744,748
Industrials — 13.14%
Boeing ~, †	6,000	1,157,940
CSX ~	17,200	637,604
Lockheed Martin ~	2,400	1,091,688
RTX ~	2,900	282,837
		3,170,069
Information Technology — 38.65%
Apple ~	6,500	1,114,620
Broadcom ~	1,100	1,457,951
Cisco Systems ~	25,900	1,292,669
Corning ~	34,200	1,127,232
International Business Machines ~	4,000	763,840
Micron Technology ~	8,400	990,276
Microsoft ~	3,400	1,430,448
Texas Instruments ~	6,600	1,149,786
		9,326,822
Utilities — 4.40%
NextEra Energy ~	16,600	1,060,906
		1,060,906
Total Common Stocks
(cost $22,640,844)		29,876,891
Total Value of Securities Before Options Written—123.81%
(cost $22,640,844)		29,876,891
	Number of
	contracts
Options Written — (28.38%)
Equity Call Options — (28.38%)
Alphabet, strike price $115, expiration date 9/20/24, notional amount $(1,207,500)	(105)	(421,050)
Apple, strike price $145, expiration date 9/20/24, notional amount $(667,000)	(46)	(143,865)
Apple, strike price $165, expiration date 6/21/24, notional amount $(313,500)	(19)	(25,175)
Bank of America, strike price $30, expiration date 8/16/24, notional amount $(942,000)	(314)	(265,330)
BlackRock, strike price $680, expiration date 10/18/24, notional amount $(1,428,000)	(21)	(367,185)
Boeing, strike price $155, expiration date 9/20/24, notional amount $(852,500)	(55)	(247,637)
Boeing, strike price $200, expiration date 6/21/24, notional amount $(100,000)	(5)	(4,825)
Booking Holdings, strike price $2,550, expiration date 6/21/24, notional amount $(1,020,000)	(4)	(443,600)
Bristol-Myers Squibb, strike price $50, expiration date 6/21/24, notional amount $(630,000)	(126)	(60,795)
Broadcom, strike price $710, expiration date 6/21/24, notional amount $(781,000)	(11)	(688,160)

Schedules of investments

Delaware Premium Income Fund

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Chevron, strike price $125, expiration date 9/20/24, notional amount $(850,000)	(68)	$(232,900)
Cisco Systems, strike price $45, expiration date 6/21/24, notional amount $(1,165,500)	(259)	(143,098)
Comcast, strike price $37.5, expiration date 6/21/24, notional amount $(735,000)	(196)	(124,950)
Corning, strike price $26, expiration date 5/17/24, notional amount $(889,200)	(342)	(212,040)
CSX, strike price $27.5, expiration date 1/17/25, notional amount $(473,000)	(172)	(184,900)
Home Depot, strike price $250, expiration date 6/21/24, notional amount $(675,000)	(27)	(366,727)
International Business Machines, strike price $150, expiration date 9/20/24, notional amount $(600,000)	(40)	(175,100)
JPMorgan Chase & Co., strike price $130, expiration date 6/21/24, notional amount $(637,000)	(49)	(347,532)
Kimberly-Clark, strike price $100, expiration date 6/21/24, notional amount $(450,000)	(45)	(137,025)
Lockheed Martin, strike price $390, expiration date 7/19/24, notional amount $(234,000)	(6)	(42,330)
Lockheed Martin, strike price $400, expiration date 1/17/25, notional amount $(720,000)	(18)	(129,150)
Medtronic, strike price $77.5, expiration date 6/21/24, notional amount $(147,250)	(19)	(20,188)
Micron Technology, strike price $72.5, expiration date 6/21/24, notional amount $(609,000)	(84)	(388,500)
Microsoft, strike price $320, expiration date 7/19/24, notional amount $(256,000)	(8)	(85,900)
Microsoft, strike price $350, expiration date 8/16/24, notional amount $(910,000)	(26)	(209,950)
Mondelez International, strike price $65, expiration date 9/20/24, notional amount $(299,000)	(46)	(34,730)
NextEra Energy, strike price $47.5, expiration date 1/17/25, notional amount $(218,500)	(46)	(81,305)
NextEra Energy, strike price $50, expiration date 6/21/24, notional amount $(600,000)	(120)	(174,000)
PepsiCo, strike price $135, expiration date 6/21/24, notional amount $(229,500)	(17)	(70,848)
PepsiCo, strike price $140, expiration date 6/21/24, notional amount $(364,000)	(26)	(96,330)
Pfizer, strike price $25, expiration date 9/20/24, notional amount $(727,500)	(291)	(102,578)
Philip Morris International, strike price $80, expiration date 1/17/25, notional amount $(264,000)	(33)	(45,705)
RTX, strike price $80, expiration date 9/20/24, notional amount $(232,000)	(29)	(55,245)
Texas Instruments, strike price $140, expiration date 6/21/24, notional amount $(560,000)	(40)	(142,100)
Texas Instruments, strike price $150, expiration date 9/20/24, notional amount $(390,000)	(26)	(73,645)
UnitedHealth Group, strike price $410, expiration date 6/21/24, notional amount $(328,000)	(8)	(72,060)

	Number of
	contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
UnitedHealth Group, strike price $470, expiration date 6/21/24, notional amount $(658,000)	(14)	$(53,235)
Visa, strike price $215, expiration date 6/21/24, notional amount $(838,500)	(39)	(261,007)
Whirlpool, strike price $100, expiration date 9/20/24, notional amount $(510,000)	(51)	(117,045)
Total Options Written
(premium received $5,107,442)		$(6,847,745)
t	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
~	All or a portion of the security has been pledged as collateral for outstanding options written.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Group® Equity Funds IV (Trust)

March 31, 2024 (Unaudited)

				Delaware
	Delaware			Hedged
	Covered Call	Delaware	Delaware	U.S. Equity	Delaware	Delaware
	Strategy	Global Equity	Growth and	Opportunities	Opportunity	Premium
	Fund	Fund	Income Fund	Fund	Fund	Income Fund
Assets:
Investments, at value*	$71,679,687	$188,556,957	$1,364,886,110	$22,111,430	$610,981,188	$29,876,891
Foreign currencies, at valueΔ	—	68,685	1,190	327	—	—
Cash	63,458	15,995	753,657	17,287	234,228	—
Cash collateral due from brokers	—	—	—	189,184	—	—
Receivable for securities sold	1,428,611	945,869	—	32,015	1,216,072	2,775,627
Receivable for fund shares sold	122,861	236,311	1,225,740	66,810	667,075	52,532
Dividends receivable	39,262	181,507	1,988,872	31,493	734,278	28,221
Prepaid expenses	24,770	25,872	55,492	23,549	50,128	25,583
Foreign tax reclaims receivable	5,796	814,282	—	4,101	9,707	328
Other assets	897	1,594	9,299	489	5,215	344
Total Assets	73,365,342	190,847,072	1,368,920,360	22,476,685	613,897,891	32,759,526
Liabilities:
Options written, at valueΣ	3,413,518	—	—	9,050	—	6,847,745
Due to custodian	—	—	—	—	—	1,296,706
Payable for fund shares redeemed	1,383,888	275,407	1,776,707	304,109	1,056,950	429,989
Other accrued expenses	64,346	120,994	548,113	61,085	328,543	27,897
Investment management fees payable to affiliates	52,236	106,097	679,555	21,759	328,305	13,427
Administration expenses payable to affiliates	13,173	16,085	73,237	11,047	53,972	9,930
Distribution fees payable to affiliates	12,103	39,919	269,133	4,534	118,832	2,581
Payable for securities purchased	—	—	—	7,767	—	—
Variation margin due to broker on futures contracts	—	—	—	2,997	—	—
Total Liabilities	4,939,264	558,502	3,346,745	422,348	1,886,602	8,628,275
Total Net Assets	$68,426,078	$190,288,570	$1,365,573,615	$22,054,337	$612,011,289	$24,131,251

Net Assets Consist of:
Paid-in capital	$28,573,560	$166,496,530	$997,051,128	$13,520,722	$382,609,770	$24,561,451
Total distributable earnings (loss)	39,852,518	23,792,040	368,522,487	8,533,615	229,401,519	(430,200)
Total Net Assets	$68,426,078	$190,288,570	$1,365,573,615	$22,054,337	$612,011,289	$24,131,251

				Delaware
	Delaware			Hedged
	Covered Call	Delaware	Delaware	U.S. Equity	Delaware	Delaware
	Strategy	Global Equity	Growth and	Opportunities	Opportunity	Premium
	Fund	Fund	Income Fund	Fund	Fund	Income Fund
Net Asset Value

Class A:
Net assets	$46,943,169	$186,910,463	$1,309,401,269	$16,703,385	$563,104,606	$8,788,136
Shares of beneficial interest outstanding, unlimited authorization, no par	3,519,855	27,446,656	83,688,309	1,818,049	16,254,613	768,803
Net asset value per share	$13.34	$6.81	$15.65	$9.19	$34.64	$11.43
Sales charge	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$14.15	$7.23	$16.60	$9.75	$36.75	$12.13

Class C:
Net assets	$—	$—	$—	$—	$2,212,852	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	—	—	—	—	60,803	—
Net asset value per share	$—	$—	$—	$—	$36.39	$—

Class R:
Net assets	$—	$—	$—	$—	$356,053	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	—	—	—	—	9,783	—
Net asset value per share	$—	$—	$—	$—	$36.40	$—

Institutional Class:
Net assets	$21,444,349	$3,271,301	$55,111,156	$5,336,752	$33,706,134	$15,330,523
Shares of beneficial interest outstanding, unlimited authorization, no par	1,613,336	449,311	3,523,696	560,265	922,858	1,339,345
Net asset value per share	$13.29	$7.28	$15.64	$9.53	$36.52	$11.45

Class R6:
Net assets	$38,560	$106,806	$1,061,190	$14,200	$12,631,644	$12,592
Shares of beneficial interest outstanding, unlimited authorization, no par	2,919	14,424	67,185	1,485	343,258	2,368
Net asset value per share	$13.21	$7.40	$15.79	$9.57	$36.80	$5.32

*Investments, at cost	$39,094,124	$165,244,791	$1,043,337,454	$18,399,121	$400,681,818	$22,640,844
ΔForeign currencies, at cost	—	67,143	1,165	854	—	—
ΣOptions written, premium received	(2,271,276)	—	—	(39,950)	—	(5,107,442)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Group® Equity Funds IV (Trust)

Six months ended March 31, 2024 (Unaudited)

				Delaware
	Delaware			Hedged
	Covered Call	Delaware	Delaware	U.S. Equity	Delaware	Delaware
	Strategy	Global Equity	Growth and	Opportunities	Opportunity	Premium
	Fund	Fund	Income Fund	Fund	Fund	Income Fund
Investment Income:
Dividends	$944,121	$1,230,841	$20,121,444	$439,561	$5,223,181	$625,725
Foreign tax withheld	—	(67,465)	—	(2,904)	—	—
	944,121	1,163,376	20,121,444	436,657	5,223,181	625,725

Expenses:
Management fees	393,557	775,985	3,749,762	303,459	2,106,399	165,021
Distribution expenses — Class A	83,054	224,015	1,488,044	34,093	650,120	20,010
Distribution expenses — Class C	—	—	—	—	12,861	—
Distribution expenses — Class R	—	—	—	—	708	—
Dividend disbursing and transfer agent fees and expenses	65,134	122,230	708,353	31,167	363,393	22,617
Accounting and administration expenses	24,881	33,918	152,370	20,468	85,980	18,799
Registration fees	23,631	23,451	31,386	23,175	47,761	24,160
Audit and tax fees	18,717	16,227	18,302	18,999	18,351	17,960
Reports and statements to shareholders expenses	9,990	16,005	64,324	6,553	45,217	6,136
Legal fees	2,719	7,772	40,006	1,962	41,748	1,387
Trustees’ fees and expenses	2,707	5,305	33,710	1,592	15,484	1,118
Custodian fees	121	11,450	18,811	10,484	4,387	908
Other	10,603	22,254	64,487	9,635	44,881	6,980
	635,114	1,258,612	6,369,555	461,587	3,437,290	285,096
Less expenses waived	(30,325)	(203,166)	(156,268)	(84,329)	(289,154)	(48,412)
Less expenses paid indirectly	(287)	(703)	(2,673)	(129)	(1,495)	(88)
Total operating expenses	604,502	1,054,743	6,210,614	377,129	3,146,641	236,596
Net Investment Income (Loss)	339,619	108,633	13,910,830	59,528	2,076,540	389,129

				Delaware
	Delaware			Hedged
	Covered Call	Delaware	Delaware	U.S. Equity	Delaware	Delaware
	Strategy	Global Equity	Growth and	Opportunities	Opportunity	Premium
	Fund	Fund	Income Fund	Fund	Fund	Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$18,626,182	$1,743,263	$57,731,343	$8,578,621	$19,795,500	$7,728,525
Foreign currencies	—	(40,346)	—	(828)	—	—
Forward foreign currency exchange contracts	—	—	—	(9,827)	—	—
Futures contracts	—	—	—	(938,092)	—	—
Options purchased	—	—	—	(650,000)	—	—
Options written	(6,161,064)	—	—	133,417	—	(1,774,934)
Net realized gain (loss)	12,465,118	1,702,917	57,731,343	7,113,291	19,795,500	5,953,591

Net change in unrealized appreciation (depreciation) on:
Investments	213,182	29,377,302	176,341,239	1,324,638	94,891,891	(304,331)
Foreign currencies	—	15,635	4	(10)	—	—
Forward foreign currency exchange contracts	—	—	—	(12,495)	—	—
Futures contracts	—	—	—	(373,270)	—	—
Options purchased	—	—	—	77,943	—	—
Options written	(2,700,755)	—	—	23,406	—	(3,851,679)
Net change in unrealized appreciation (depreciation)	(2,487,573)	29,392,937	176,341,243	1,040,212	94,891,891	(4,156,010)
Net Realized and Unrealized Gain (Loss)	9,977,545	31,095,854	234,072,586	8,153,503	114,687,391	1,797,581
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,317,164	$31,204,487	$247,983,416	$8,213,031	$116,763,931	$2,186,710

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Group® Equity Funds IV (Trust)

	Delaware
	Covered Call		Delaware
	Strategy		Global Equity
	Fund		Fund
	Six months		Six months
	ended		ended
	3/31/24	Year ended	3/31/24	Year ended
	(Unaudited)	9/30/23	(Unaudited)	9/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$339,619	$777,987	$108,633	$2,120,294
Net realized gain (loss)	12,465,118	2,875,081	1,702,917	3,432,741
Net change in unrealized appreciation (depreciation)	(2,487,573)	13,130,446	29,392,937	29,032,757
Net increase (decrease) in net assets resulting from operations	10,317,164	16,783,514	31,204,487	34,585,792

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,039,400)	(7,776,981)	(3,314,609)	(3,648,968)
Institutional Class	(1,556,840)	(3,333,907)	(50,765)	(118,916)
Class R6	(1,742)	(5,051)	(2,011)	(355)
	(4,597,982)	(11,115,939)	(3,367,385)	(3,768,239)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	1,300,304	2,073,255	2,002,841	6,740,504
Institutional Class	6,130,765	2,887,452	956,102	3,499,435
Class R6	15	—	227	91,191

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,031,943	7,742,451	3,289,843	3,628,491
Institutional Class	1,466,942	3,119,607	50,693	118,816
Class R6	1,742	5,051	2,011	355
	11,931,711	15,827,816	6,301,717	14,078,792
Cost of shares redeemed:
Class A	(29,421,914)	(15,566,446)	(15,927,232)	(26,650,538)
Institutional Class	(16,710,511)	(6,958,028)	(1,711,445)	(2,517,146)
Class R6	(414)	(15,612)	(7,102)	(12,555)
	(46,132,839)	(22,540,086)	(17,645,779)	(29,180,239)
Decrease in net assets derived from capital share transactions	(34,201,128)	(6,712,270)	(11,344,062)	(15,101,447)
Net Increase (Decrease) in Net Assets	(28,481,946)	(1,044,695)	16,493,040	15,716,106

Net Assets:
Beginning of period	96,908,024	97,952,719	173,795,530	158,079,424
End of period	$68,426,078	$96,908,024	$190,288,570	$173,795,530

See accompanying notes, which are an integral part of the financial statements.

			Delaware
			Hedged
	Delaware		U.S. Equity
	Growth and		Opportunities
	Income Fund		Fund
	Six months		Six months
	ended		ended
	3/31/24	Year ended	3/31/24	Year ended
	(Unaudited)	9/30/23	(Unaudited)	9/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,910,830	$27,240,985	$59,528	$25,935
Net realized gain (loss)	57,731,343	51,873,467	7,113,291	(361,370)
Net change in unrealized appreciation (depreciation)	176,341,243	105,697,289	1,040,212	6,809,852
Net increase (decrease) in net assets resulting from operations	247,983,416	184,811,741	8,213,031	6,474,417

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(69,391,053)	(70,427,531)	—	(2,751,128)
Institutional Class	(2,633,098)	(674,277)	—	(2,238,906)
Class R6	(47,607)	(4,940)	—	(1,095)
	(72,071,758)	(71,106,748)	—	(4,991,129)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	26,704,260	34,211,621	428,714	1,232,916
Institutional Class	41,790,580	7,892,212	4,096,345	6,886,360
Class R6	894,266	153,809	49	—

Net assets from reorganization:[1]
Class A	—	248,356,990	—	—
Institutional Class	—	6,292,640	—	—
Class R6	—	39,466	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	69,111,970	70,154,687	—	2,748,192
Institutional Class	2,633,098	674,277	—	2,238,906
Class R6	47,606	4,940	—	1,095
	141,181,780	367,780,642	4,525,108	13,107,469

Statements of changes in net assets

Delaware Group® Equity Funds IV (Trust)

			Delaware
			Hedged
	Delaware		U.S. Equity
	Growth and		Opportunities
	Income Fund		Fund
	Six months		Six months
	ended		ended
	3/31/24	Year ended	3/31/24	Year ended
	(Unaudited)	9/30/23	(Unaudited)	9/30/23
Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(100,631,747)	$(178,971,980)	$(16,227,834)	$(7,761,035)
Institutional Class	(8,054,206)	(7,330,750)	(28,938,766)	(9,816,551)
Class R6	(123,328)	(98,970)	(1,618)	(825)
	(108,809,281)	(186,401,700)	(45,168,218)	(17,578,411)
Increase (decrease) in net assets derived from capital share transactions	32,372,499	181,378,942	(40,643,110)	(4,470,942)
Net Increase (Decrease) in Net Assets	208,284,157	295,083,935	(32,430,079)	(2,987,654)

Net Assets:
Beginning of period	1,157,289,458	862,205,523	54,484,416	57,472,070
End of period	$1,365,573,615	$1,157,289,458	$22,054,337	$54,484,416
[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

	Delaware		Delaware
	Opportunity		Premium
	Fund		Income Fund
	Six months		Six months
	ended		ended
	3/31/24	Year ended	3/31/24	Year ended
	(Unaudited)	9/30/23	(Unaudited)	9/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,076,540	$4,368,328	$389,129	$684,534
Net realized gain (loss)	19,795,500	7,244,800	5,953,591	(980,282)
Net change in unrealized appreciation (depreciation)	94,891,891	41,894,197	(4,156,010)	5,555,665
Net increase (decrease) in net assets resulting from operations	116,763,931	53,507,325	2,186,710	5,259,917

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,859,281)	(44,800,864)	(213,825)	(284,757)
Class C	(42,678)	—	—	—
Class R	(5,389)	—	—	—
Institutional Class	(730,641)	(243,257)	(334,950)	(399,126)
Class R6	(281,379)	(569,615)	(586)	(552)
	(11,919,368)	(45,613,736)	(549,361)	(684,435)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	6,781,606	13,737,067	1,347,645	3,615,472
Class C	11,848	24,873	—	—
Class R	63,044	52,459	—	—
Institutional Class	2,809,132	4,563,946	4,172,006	5,851,454
Class R6	278,542	7,052,255	—	—

Net assets from reorganization:[1]
Class A	—	14,608,817	—	—
Class C	—	3,162,250	—	—
Class R	—	194,570	—	—
Institutional Class	—	37,475,287	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,819,329	44,689,108	209,823	281,656
Class C	42,678	—	—	—
Class R	5,388	—	—	—
Institutional Class	730,419	243,257	322,674	387,609
Class R6	157,917	569,615	583	552
	21,699,903	126,373,504	6,052,731	10,136,743

Statements of changes in net assets

Delaware Group® Equity Funds IV (Trust)

	Delaware		Delaware
	Opportunity		Premium
	Fund		Income Fund
	Six months		Six months
	ended		ended
	3/31/24	Year ended	3/31/24	Year ended
	(Unaudited)	9/30/23	(Unaudited)	9/30/23
Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(47,504,121)	$(86,785,274)	$(10,762,253)	$(5,360,004)
Class C	(967,939)	(528,295)	—	—
Class R	(3,267)	(9,818)	—	—
Institutional Class	(5,356,897)	(15,890,142)	(14,201,547)	(8,639,543)
Class R6	(883,583)	(3,107,250)	—	—
	(54,715,807)	(106,320,779)	(24,963,800)	(13,999,547)
Increase (decrease) in net assets derived from capital share transactions	(33,015,904)	20,052,725	(18,911,069)	(3,862,804)
Net Increase (Decrease) in Net Assets	71,828,659	27,946,314	(17,273,720)	712,678

Net Assets:
Beginning of period	540,182,630	512,236,316	41,404,971	40,692,293
End of period	$612,011,289	$540,182,630	$24,131,251	$41,404,971

1 See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Covered Call Strategy Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$12.54	$11.91	$13.12	$10.99	$11.81	$11.83

Income (loss) from investment operations:
Net investment income[3]	0.04	0.09	0.05	0.06	0.13	0.12
Net realized and unrealized gain (loss)	1.35	1.94	(1.21)	2.14	(0.82)	(0.02)
Total from investment operations	1.39	2.03	(1.16)	2.20	(0.69)	0.10

Less dividends and distributions from:
Net investment income	(0.05)	(0.09)	(0.05)	(0.07)	(0.13)	(0.12)
Net realized gain	(0.54)	(1.31)	—	—	—	—
Total dividends and distributions	(0.59)	(1.40)	(0.05)	(0.07)	(0.13)	(0.12)

Net asset value, end of period	$13.34	$12.54	$11.91	$13.12	$10.99	$11.81

Total return[4]	11.32%	18.27%	(8.88)%	20.11%	(5.75)%	0.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,943	$68,079	$69,714	$95,583	$121,566	$211,777
Ratio of expenses to average net assets[5]	1.31%	1.31%	1.31%	1.31%	1.32%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.37%	1.32%	1.36%	1.35%	1.37%	1.28%
Ratio of net investment income to average net assets	0.61%	0.71%	0.35%	0.51%	1.15%	1.11%
Ratio of net investment income to average net assets prior to fees waived	0.55%	0.70%	0.30%	0.47%	1.10%	1.13%
Portfolio turnover	3%	10%	12%	41%	49%	34%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Covered Call Strategy Fund were reorganized into Class A shares of Delaware Covered Call Strategy Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Covered Call Strategy Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$12.49	$11.87	$13.08	$10.96	$11.78	$11.80

Income (loss) from investment operations:
Net investment income[3]	0.06	0.12	0.08	0.09	0.15	0.16
Net realized and unrealized gain (loss)	1.34	1.93	(1.21)	2.14	(0.81)	(0.02)
Total from investment operations	1.40	2.05	(1.13)	2.23	(0.66)	0.14

Less dividends and distributions from:
Net investment income	(0.06)	(0.12)	(0.08)	(0.11)	(0.16)	(0.16)
Net realized gain	(0.54)	(1.31)	—	—	—	—
Total dividends and distributions	(0.60)	(1.43)	(0.08)	(0.11)	(0.16)	(0.16)

Net asset value, end of period	$13.29	$12.49	$11.87	$13.08	$10.96	$11.78

Total return[4]	11.44%	18.56%	(8.67)%	20.40%	(5.54)%	1.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,444	$28,794	$28,195	$34,606	$37,887	$66,252
Ratio of expenses to average net assets[5]	1.06%	1.06%	1.06%	1.07%	1.10%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%	1.06%	1.11%	1.10%	1.12%	0.96%
Ratio of net investment income to average net assets	0.86%	0.96%	0.61%	0.75%	1.38%	1.41%
Ratio of net investment income to average net assets prior to fees waived	0.80%	0.96%	0.56%	0.72%	1.36%	1.45%
Portfolio turnover	3%	10%	12%	41%	49%	34%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Covered Call Strategy Fund were reorganized into Institutional Class shares of Delaware Covered Call Strategy Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Covered Call Strategy Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$12.43	$11.82	$13.03	$10.91	$11.69	$11.72

Income (loss) from investment operations:
Net investment income[3]	0.06	0.12	0.11	0.12	0.18	0.17
Net realized and unrealized gain (loss)	1.34	1.93	(1.21)	2.12	(0.81)	(0.02)
Total from investment operations	1.40	2.05	(1.10)	2.24	(0.63)	0.15

Less dividends and distributions from:
Net investment income	(0.08)	(0.13)	(0.11)	(0.12)	(0.15)	(0.18)
Net realized gain	(0.54)	(1.31)	—	—	—	—
Total dividends and distributions	(0.62)	(1.44)	(0.11)	(0.12)	(0.15)	(0.18)

Net asset value, end of period	$13.21	$12.43	$11.82	$13.03	$10.91	$11.69

Total return[4]	11.55%	18.60%	(8.51)%	20.57%	(5.30)%	1.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39	$35	$44	$48	$236	$1,477
Ratio of expenses to average net assets[5]	0.98%	0.98%	0.88%	0.88%	0.89%	0.87%
Ratio of expenses to average net assets prior to fees waived[5]	1.04%	0.99%	1.03%	1.02%	1.07%	0.90%
Ratio of net investment income to average net assets	0.94%	1.02%	0.80%	1.02%	1.64%	1.54%
Ratio of net investment income to average net assets prior to fees waived	0.88%	1.01%	0.65%	0.88%	1.46%	1.51%
Portfolio turnover	3%	10%	12%	41%	49%	34%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Covered Call Strategy Fund were reorganized into Class R6 shares of Delaware Covered Call Strategy Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Global Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$5.85	$4.92	$7.13	$6.67	$7.50	$8.81

Income (loss) from investment operations:
Net investment income[3]	— [4]	0.07	0.06	0.07	0.06	0.04
Net realized and unrealized gain (loss)	1.08	0.97	(1.39)	0.73	0.23	(0.35)
Total from investment operations	1.08	1.04	(1.33)	0.80	0.29	(0.31)

Less dividends and distributions from:
Net investment income	(0.08)	(0.03)	(0.07)	(0.07)	(0.08)	—
Net realized gain	(0.04)	(0.08)	(0.81)	(0.27)	(1.04)	(1.00)
Total dividends and distributions	(0.12)	(0.11)	(0.88)	(0.34)	(1.12)	(1.00)

Net asset value, end of period	$6.81	$5.85	$4.92	$7.13	$6.67	$7.50

Total return[5]	18.59%[6]	21.40%[6]	(21.35)%[6]	12.11%	3.89%[6]	(1.48)%[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,911	$170,255	$156,157	$233,850	$271,088	$344,592
Ratio of expenses to average net assets[7]	1.16%	1.19%	1.30%	1.36%	1.41%	1.44%
Ratio of expenses to average net assets prior to fees waived[7]	1.39%	1.30%	1.39%	1.36%	1.42%	1.46%
Ratio of net investment income to average net assets	0.11%	1.13%	1.00%	0.94%	0.86%	0.55%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.12)%	1.02%	0.91%	0.94%	0.85%	0.53%
Portfolio turnover	19%	119%[8]	30%	34%	128%	119%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Global Fund were reorganized into Class A shares of Delaware Global Equity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$6.24	$5.26	$7.48	$6.97	$7.74	$9.03

Income (loss) from investment operations:
Net investment income[3]	0.01	0.09	0.07	0.09	0.07	0.07
Net realized and unrealized gain (loss)	1.15	1.05	(1.48)	0.77	0.25	(0.36)
Total from investment operations	1.16	1.14	(1.41)	0.86	0.32	(0.29)

Less dividends and distributions from:
Net investment income	(0.08)	(0.08)	—	(0.08)	(0.05)	—
Net realized gain	(0.04)	(0.08)	(0.81)	(0.27)	(1.04)	(1.00)
Total dividends and distributions	(0.12)	(0.16)	(0.81)	(0.35)	(1.09)	(1.00)

Net asset value, end of period	$7.28	$6.24	$5.26	$7.48	$6.97	$7.74

Total return[4]	18.70%	21.83%	(21.24)%	12.54%	4.24%	(1.20)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,271	$3,444	$1,906	$15,345	$17,475	$75,077
Ratio of expenses to average net assets[5]	0.91%	0.94%	1.03%	1.07%	1.09%	1.09%
Ratio of expenses to average net assets prior to fees waived[5]	1.14%	1.05%	1.12%	1.11%	1.18%	1.11%
Ratio of net investment income to average net assets	0.36%	1.39%	1.08%	1.24%	0.93%	0.95%
Ratio of net investment income to average net assets prior to fees waived	0.13%	1.28%	0.99%	1.20%	0.84%	0.93%
Portfolio turnover	19%	119%[6]	30%	34%	128%	119%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Global Fund were reorganized into Institutional Class shares of Delaware Global Equity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Global Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$6.37	$5.33	$7.58	$6.98	$7.80	$9.08

Income (loss) from investment operations:
Net investment income[3]	0.01	0.13	0.07	0.02	0.08	0.07
Net realized and unrealized gain (loss)	1.16	1.04	(1.50)	0.85	0.25	(0.35)
Total from investment operations	1.17	1.17	(1.43)	0.87	0.33	(0.28)

Less dividends and distributions from:
Net investment income	(0.10)	(0.05)	(0.01)	—	(0.11)	—
Net realized gain	(0.04)	(0.08)	(0.81)	(0.27)	(1.04)	(1.00)
Total dividends and distributions	(0.14)	(0.13)	(0.82)	(0.27)	(1.15)	(1.00)

Net asset value, end of period	$7.40	$6.37	$5.33	$7.58	$6.98	$7.80

Total return[4]	18.61%	22.04%	(21.21)%	12.61%	4.32%	(1.08)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107	$97	$16	$138	$1,317	$1,946
Ratio of expenses to average net assets[5]	0.85%	0.86%	0.98%	1.02%	1.03%	1.02%
Ratio of expenses to average net assets prior to fees waived[5]	1.08%	0.91%	1.05%	1.05%	1.13%	1.04%
Ratio of net investment income to average net assets	0.42%	1.99%	0.97%	0.31%	1.21%	0.95%
Ratio of net investment income to average net assets prior to fees waived	0.19%	1.94%	0.90%	0.28%	1.11%	0.93%
Portfolio turnover	19%	119%[6]	30%	34%	128%	119%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Global Fund were reorganized into Class R6 shares of Delaware Global Equity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2023 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth and Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$13.62	$12.21	$14.62	$11.94	$19.85	$24.41

Income (loss) from investment operations:
Net investment income[3]	0.16	0.34	0.30	0.25	0.23	0.27
Net realized and unrealized gain (loss)	2.72	2.04	(0.99)	3.34	(0.95)	(0.54)
Total from investment operations	2.88	2.38	(0.69)	3.59	(0.72)	(0.27)

Less dividends and distributions from:
Net investment income	(0.17)	(0.33)	(0.37)	(0.21)	(0.25)	(0.27)
Net realized gain	(0.68)	(0.64)	(1.35)	(0.70)	(6.94)	(4.02)
Total dividends and distributions	(0.85)	(0.97)	(1.72)	(0.91)	(7.19)	(4.29)

Net asset value, end of period	$15.65	$13.62	$12.21	$14.62	$11.94	$19.85

Total return[4]	21.83%[5]	19.74%[5]	(5.81)%[5]	30.89%	(7.99)%	2.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,309,402	$1,144,700	$857,819	$1,037,062	$1,023,821	$1,464,393
Ratio of expenses to average net assets[6]	1.02%	1.02%	1.04%	1.07%	1.10%	1.13%
Ratio of expenses to average net assets prior to fees waived[6]	1.04%	1.02%	1.06%	1.07%	1.10%	1.13%
Ratio of net investment income to average net assets	2.26%	2.50%	2.13%	1.82%	1.71%	1.37%
Ratio of net investment income to average net assets prior to fees waived	2.24%	2.50%	2.10%	1.82%	1.71%	1.37%
Portfolio turnover	17%	26%	23%	51%	113%[7]	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class A shares of Delaware Growth and Income Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Growth and Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$13.63	$12.23	$14.64	$11.99	$19.87	$24.58

Income (loss) from investment operations:
Net investment income[3]	0.18	0.38	0.34	0.29	0.30	0.33
Net realized and unrealized gain (loss)	2.71	2.03	(0.99)	3.34	(0.98)	(0.55)
Total from investment operations	2.89	2.41	(0.65)	3.63	(0.68)	(0.22)

Less dividends and distributions from:
Net investment income	(0.20)	(0.37)	(0.41)	(0.28)	(0.26)	(0.47)
Net realized gain	(0.68)	(0.64)	(1.35)	(0.70)	(6.94)	(4.02)
Total dividends and distributions	(0.88)	(1.01)	(1.76)	(0.98)	(7.20)	(4.49)

Net asset value, end of period	$15.64	$13.63	$12.23	$14.64	$11.99	$19.87

Total return[4]	21.94%[5]	20.01%[5]	(5.54)%[5]	31.19%	(7.68)%[5]	2.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,111	$12,448	$4,360	$4,804	$4,063	$21,597
Ratio of expenses to average net assets[6]	0.77%	0.77%	0.78%	0.82%	0.85%	0.83%
Ratio of expenses to average net assets prior to fees waived[6]	0.79%	0.77%	0.81%	0.82%	0.86%	0.83%
Ratio of net investment income to average net assets	2.51%	2.81%	2.41%	2.08%	1.98%	1.66%
Ratio of net investment income to average net assets prior to fees waived	2.49%	2.81%	2.38%	2.08%	1.97%	1.66%
Portfolio turnover	17%	26%	23%	51%	113%[7]	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Institutional Class shares of Delaware Growth and Income Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Growth and Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$13.76	$12.33	$14.72	$12.01	$19.92	$24.52

Income (loss) from investment operations:
Net investment income[3]	0.19	0.38	0.37	0.30	0.29	0.35
Net realized and unrealized gain (loss)	2.73	2.07	(1.01)	3.35	(0.96)	(0.56)
Total from investment operations	2.92	2.45	(0.64)	3.65	(0.67)	(0.21)

Less dividends and distributions from:
Net investment income	(0.21)	(0.38)	(0.40)	(0.24)	(0.30)	(0.37)
Net realized gain	(0.68)	(0.64)	(1.35)	(0.70)	(6.94)	(4.02)
Total dividends and distributions	(0.89)	(1.02)	(1.75)	(0.94)	(7.24)	(4.39)

Net asset value, end of period	$15.79	$13.76	$12.33	$14.72	$12.01	$19.92

Total return[4]	21.94%[5]	20.13%	(5.45)%[5]	31.25%[5]	(7.63)%[5]	2.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,061	$141	$27	$192	$2,710	$5,597
Ratio of expenses to average net assets[6]	0.70%	0.71%	0.73%	0.75%	0.76%	0.75%
Ratio of expenses to average net assets prior to fees waived[6]	0.72%	0.71%	0.73%	0.76%	0.81%	0.75%
Ratio of net investment income to average net assets	2.58%	2.79%	2.57%	2.29%	2.07%	1.75%
Ratio of net investment income to average net assets prior to fees waived	2.56%	2.79%	2.57%	2.28%	2.02%	1.75%
Portfolio turnover	17%	26%	23%	51%	113%[7]	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Growth & Income Fund were reorganized into Class R6 shares of Delaware Growth and Income Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Hedged U.S. Equity Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$7.88	$7.74	$10.20	$11.61	$12.36	$11.90

Income (loss) from investment operations:
Net investment loss[3]	— [4]	(0.01)	(0.04)	(0.05)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.31	0.87	(1.35)	1.55	1.23	0.68
Total from investment operations	1.31	0.86	(1.39)	1.50	1.21	0.67

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.05)	—
Net realized gain	—	(0.72)	(1.07)	(2.91)	(1.91)	(0.21)
Total dividends and distributions	—	(0.72)	(1.07)	(2.91)	(1.96)	(0.21)

Net asset value, end of period	$9.19	$7.88	$7.74	$10.20	$11.61	$12.36

Total return[5]	16.63%	11.45%	(15.48)%	14.35%	10.91%	5.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,703	$28,285	$31,348	$45,084	$55,603	$78,297
Ratio of expenses to average net assets[6]	1.55%	1.55%	1.58%	1.64%	1.66%	1.75%
Ratio of expenses to average net assets prior to fees waived[6]	1.87%	1.75%	1.83%	1.80%	1.85%	1.68%
Ratio of net investment income (loss) to average net assets	0.10%	(0.07)%	(0.41)%	(0.48)%	(0.14)%	(0.05)%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.22)%	(0.27)%	(0.66)%	(0.64)%	(0.33)%	0.02%
Portfolio turnover	28%	50%	70%	60%	109%	124%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class A shares of Delaware Hedged U.S. Equity Opportunities Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Hedged U.S. Equity Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$8.16	$7.98	$10.45	$11.79	$12.48	$11.99

Income (loss) from investment operations:
Net investment income (loss)[3]	0.02	0.01	(0.01)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss)	1.35	0.89	(1.39)	1.59	1.25	0.67
Total from investment operations	1.37	0.90	(1.40)	1.57	1.27	0.70

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.05)	— [4]
Net realized gain	—	(0.72)	(1.07)	(2.91)	(1.91)	(0.21)
Total dividends and distributions	—	(0.72)	(1.07)	(2.91)	(1.96)	(0.21)

Net asset value, end of period	$9.53	$8.16	$7.98	$10.45	$11.79	$12.48

Total return[5]	16.79%	11.62%	(15.17)%	14.79%	11.28%	6.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,337	$26,185	$26,111	$24,625	$19,229	$44,543
Ratio of expenses to average net assets[6]	1.30%	1.30%	1.30%	1.30%	1.33%	1.42%
Ratio of expenses to average net assets prior to fees waived[6]	1.62%	1.50%	1.59%	1.56%	1.62%	1.39%
Ratio of net investment income (loss) to average net assets	0.35%	0.18%	(0.10)%	(0.15)%	0.21%	0.27%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.03%	(0.02)%	(0.39)%	(0.41)%	(0.08)%	0.30%
Portfolio turnover	28%	50%	70%	60%	109%	124%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Institutional Class shares of Delaware Hedged U.S. Equity Opportunities Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Hedged U.S. Equity Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$8.19	$8.00	$10.47	$11.80	$12.53	$12.01

Income (loss) from investment operations:
Net investment income[3]	0.02	0.02	— [4]	— [4]	0.04	0.04
Net realized and unrealized gain (loss)	1.36	0.89	(1.40)	1.58	1.24	0.69
Total from investment operations	1.38	0.91	(1.40)	1.58	1.28	0.73

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.10)	— [4]
Net realized gain	—	(0.72)	(1.07)	(2.91)	(1.91)	(0.21)
Total dividends and distributions	—	(0.72)	(1.07)	(2.91)	(2.01)	(0.21)

Net asset value, end of period	$9.57	$8.19	$8.00	$10.47	$11.80	$12.53

Total return[5]	16.85%	11.73%	(15.14)%	14.92%	11.41%	6.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14	$14	$13	$17	$91	$341
Ratio of expenses to average net assets[6]	1.23%	1.24%	1.20%	1.20%	1.23%	1.31%
Ratio of expenses to average net assets prior to fees waived[6]	1.55%	1.45%	1.49%	1.49%	1.57%	1.30%
Ratio of net investment income (loss) to average net assets	0.42%	0.23%	(0.02)%	(0.05)%	0.31%	0.37%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.10%	0.02%	(0.31)%	(0.34)%	(0.03)%	0.38%
Portfolio turnover	28%	50%	70%	60%	109%	124%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Hedged U.S. Equity Opportunities Fund were reorganized into Class R6 shares of Delaware Hedged U.S. Equity Opportunities Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$28.84	$28.57	$33.94	$23.26	$37.79	$42.06

Income (loss) from investment operations:
Net investment income[3]	0.11	0.23	0.25	0.43	0.16	0.12
Net realized and unrealized gain (loss)	6.34	2.66	(3.64)	10.48	(3.01)	(0.60)
Total from investment operations	6.45	2.89	(3.39)	10.91	(2.85)	(0.48)

Less dividends and distributions from:
Net investment income	(0.26)	(0.20)	(0.39)	(0.23)	(0.24)	(0.38)
Net realized gain	(0.39)	(2.42)	(1.59)	—	(11.44)	(3.41)
Total dividends and distributions	(0.65)	(2.62)	(1.98)	(0.23)	(11.68)	(3.79)

Net asset value, end of period	$34.64	$28.84	$28.57	$33.94	$23.26	$37.79

Total return[4]	22.59%[5]	10.08%[5]	(10.87)%[5]	47.10%[5]	(13.31)%[5]	0.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$563,104	$496,660	$502,949	$660,973	$599,543	$915,339
Ratio of expenses to average net assets[6]	1.13%	1.14%	1.16%	1.20%	1.21%	1.20%
Ratio of expenses to average net assets prior to fees waived[6]	1.23%	1.18%	1.20%	1.20%	1.24%	1.20%
Ratio of net investment income to average net assets	0.72%	0.76%	0.73%	1.40%	0.62%	0.32%
Ratio of net investment income to average net assets prior to fees waived	0.62%	0.72%	0.69%	1.40%	0.59%	0.32%
Portfolio turnover	7%	11%	17%	13%	120%[7]	47%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class A shares of Delaware Opportunity Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Opportunity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[2] (Unaudited)	2/28/23[1] to 9/30/23
Net asset value, beginning of period	$30.25	$32.05

Income (loss) from investment operations:
Net investment loss[3]	(0.01)[4]	(0.01)
Net realized and unrealized gain (loss)	6.65	(1.79)
Total from investment operations	6.64	(1.80)

Less dividends and distributions from:
Net investment income	(0.11)	—
Net realized gain	(0.39)	—
Total dividends and distributions	(0.50)	—

Net asset value, end of period	$36.39	$30.25

Total return[5]	22.12%[6]	(5.62)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,213	$2,660
Ratio of expenses to average net assets[7]	1.88%	1.89%
Ratio of expenses to average net assets prior to fees waived	1.98%	1.89%
Ratio of net investment loss to average net assets[7]	(0.03)%	(0.03)%
Ratio of net investment loss to average net assets prior to fees waived	(0.13)%	(0.03)%
Portfolio turnover	7%	11%[8]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended	2/28/23[1]
	3/31/24[2]	to
	(Unaudited)	9/30/23
Net asset value, beginning of period	$30.34	$32.05

Income (loss) from investment operations:
Net investment income[3]	0.08	0.09
Net realized and unrealized gain (loss)	6.66	(1.80)
Total from investment operations	6.74	(1.71)

Less dividends and distributions from:
Net investment income	(0.29)	—
Net realized gain	(0.39)	—
Total dividends and distributions	(0.68)	—

Net asset value, end of period	$36.40	$30.34

Total return[4]	22.44%[5]	(5.34)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$356	$237
Ratio of expenses to average net assets[6]	1.38%	1.39%
Ratio of expenses to average net assets prior to fees waived[6]	1.48%	1.39%
Ratio of net investment income to average net assets	0.47%	0.50%
Ratio of net investment income to average net assets prior to fees waived	0.37%	0.50%
Portfolio turnover	7%	11%[7]
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2023.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Opportunity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$30.43	$29.98	$35.58	$24.37	$38.75	$42.91

Income (loss) from investment operations:
Net investment income[3]	0.16	0.31	0.35	0.52	0.24	0.23
Net realized and unrealized gain (loss)	6.68	2.81	(3.80)	10.99	(3.18)	(0.58)
Total from investment operations	6.84	3.12	(3.45)	11.51	(2.94)	(0.35)

Less dividends and distributions from:
Net investment income	(0.36)	(0.25)	(0.56)	(0.30)	—	(0.40)
Net realized gain	(0.39)	(2.42)	(1.59)	—	(11.44)	(3.41)
Total dividends and distributions	(0.75)	(2.67)	(2.15)	(0.30)	(11.44)	(3.81)

Net asset value, end of period	$36.52	$30.43	$29.98	$35.58	$24.37	$38.75

Total return[4]	22.74%[5]	10.40%[5]	(10.61)%[5]	47.50%[5]	(13.04)%[5]	1.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,706	$29,676	$2,925	$4,083	$2,490	$10,325
Ratio of expenses to average net assets[6]	0.88%	0.89%	0.90%	0.90%	0.95%	0.92%
Ratio of expenses to average net assets prior to fees waived[6]	0.98%	0.90%	0.95%	0.95%	1.04%	0.92%
Ratio of net investment income to average net assets	0.97%	1.01%	0.99%	1.59%	0.83%	0.62%
Ratio of net investment income to average net assets prior to fees waived	0.87%	1.00%	0.94%	1.54%	0.74%	0.62%
Portfolio turnover	7%	11%	17%	13%	120%[7]	47%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Institutional Class shares of Delaware Opportunity Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Opportunity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$30.69	$30.43	$35.51	$24.04	$38.71	$42.87

Income (loss) from investment operations:
Net investment income[3]	0.17	0.36	0.59	0.54	0.28	0.27
Net realized and unrealized gain (loss)	6.75	2.84	(4.08)	10.93	(3.11)	(0.59)
Total from investment operations	6.92	3.20	(3.49)	11.47	(2.83)	(0.32)

Less dividends and distributions from:
Net investment income	(0.42)	(0.52)	—	—	(0.40)	(0.43)
Net realized gain	(0.39)	(2.42)	(1.59)	—	(11.44)	(3.41)
Total dividends and distributions	(0.81)	(2.94)	(1.59)	—	(11.84)	(3.84)

Net asset value, end of period	$36.80	$30.69	$30.43	$35.51	$24.04	$38.71

Total return[4]	22.82%[5]	10.49%[5]	(10.50)%[5]	47.71%[5]	(12.93)%[5]	1.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,632	$10,950	$6,362	$227	$1,029	$2,338
Ratio of expenses to average net assets[6]	0.78%	0.78%	0.78%	0.78%	0.79%	0.78%
Ratio of expenses to average net assets prior to fees waived[6]	0.88%	0.83%	0.95%	0.88%	0.95%	0.78%
Ratio of net investment income to average net assets	1.07%	1.15%	1.84%	1.75%	1.00%	0.73%
Ratio of net investment income to average net assets prior to fees waived	0.97%	1.10%	1.67%	1.65%	0.84%	0.73%
Portfolio turnover	7%	11%	17%	13%	120%[7]	47%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Opportunity Fund were reorganized into Class R6 shares of Delaware Opportunity Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Premium Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$11.02	$9.87	$10.32	$9.36	$10.14	$10.26

Income (loss) from investment operations:
Net investment income[3]	0.10	0.16	0.12	0.16	0.21	0.18
Net realized and unrealized gain (loss)	0.50	1.15	(0.44)	0.96	(0.65)	0.05
Total from investment operations	0.60	1.31	(0.32)	1.12	(0.44)	0.23

Less dividends and distributions from:
Net investment income	(0.19)	(0.16)	(0.13)	(0.16)	(0.21)	(0.17)
Net realized gain	—	—	—	—	(0.13)	(0.18)
Total dividends and distributions	(0.19)	(0.16)	(0.13)	(0.16)	(0.34)	(0.35)

Net asset value, end of period	$11.43	$11.02	$9.87	$10.32	$9.36	$10.14

Total return[4]	5.51%	13.37%	(3.18)%	11.96%	(4.24)%	2.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,788	$17,367	$16,846	$22,015	$31,472	$60,830
Ratio of expenses to average net assets[5]	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	1.53%	1.41%	1.50%	1.49%	1.44%	1.35%
Ratio of net investment income to average net assets	1.73%	1.51%	1.20%	1.55%	2.19%	1.74%
Ratio of net investment income to average net assets prior to fees waived	1.50%	1.40%	1.00%	1.36%	2.05%	1.69%
Portfolio turnover	7%	22%	23%	16%	32%	63%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of the predecessor fund First Investors Premium Income Fund were reorganized into Class A shares of Delaware Premium Income Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Premium Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$11.03	$9.87	$10.33	$9.37	$10.16	$10.26

Income (loss) from investment operations:
Net investment income[3]	0.11	0.19	0.15	0.18	0.23	0.20
Net realized and unrealized gain (loss)	0.51	1.16	(0.46)	0.96	(0.65)	0.07
Total from investment operations	0.62	1.35	(0.31)	1.14	(0.42)	0.27

Less dividends and distributions from:
Net investment income	(0.20)	(0.19)	(0.15)	(0.18)	(0.24)	(0.19)
Net realized gain	—	—	—	—	(0.13)	(0.18)
Total dividends and distributions	(0.20)	(0.19)	(0.15)	(0.18)	(0.37)	(0.37)

Net asset value, end of period	$11.45	$11.03	$9.87	$10.33	$9.37	$10.16

Total return[4]	5.67%	13.73%	(3.03)%	12.27%	(4.05)%	2.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,330	$24,026	$23,836	$26,233	$32,769	$67,844
Ratio of expenses to average net assets[5]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	1.28%	1.16%	1.26%	1.24%	1.19%	1.10%
Ratio of net investment income to average net assets	1.98%	1.76%	1.45%	1.80%	2.45%	1.98%
Ratio of net investment income to average net assets prior to fees waived	1.75%	1.65%	1.24%	1.61%	2.31%	1.93%
Portfolio turnover	7%	22%	23%	16%	32%	63%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Premium Income Fund were reorganized into Institutional Class shares of Delaware Premium Income Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Premium Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1] (Unaudited)	Year ended
		9/30/23	9/30/22	9/30/21	9/30/20[2]	9/30/19
Net asset value, beginning of period	$5.28	$4.87	$5.23	$4.87	$5.53	$10.16

Income (loss) from investment operations:
Net investment income[3]	0.06	0.10	0.08	0.10	0.13	0.20
Net realized and unrealized gain (loss)	0.24	0.56	(0.22)	0.50	(0.37)	(0.27)
Total from investment operations	0.30	0.66	(0.14)	0.60	(0.24)	(0.07)

Less dividends and distributions from:
Net investment income	(0.26)	(0.25)	(0.22)	(0.24)	(0.29)	(4.38)
Net realized gain	—	—	—	—	(0.13)	(0.18)
Total dividends and distributions	(0.26)	(0.25)	(0.22)	(0.24)	(0.42)	(4.56)

Net asset value, end of period	$5.32	$5.28	$4.87	$5.23	$4.87	$5.53

Total return[4]	5.69%	13.76%	(2.88)%	12.54%	(3.95)%	2.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$10	$16	$34	$29
Ratio of expenses to average net assets[5]	0.98%	0.98%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[5]	1.21%	1.12%	1.16%	1.17%	1.13%	1.05%
Ratio of net investment income to average net assets	2.05%	1.85%	1.59%	1.95%	2.63%	2.06%
Ratio of net investment income to average net assets prior to fees waived	1.82%	1.71%	1.33%	1.68%	2.40%	1.91%
Portfolio turnover	7%	22%	23%	16%	32%	63%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Institutional Class shares of the predecessor fund First Investors Premium Income Fund were reorganized into Class R6 shares of Delaware Premium Income Fund. The Class R6 shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of the predecessor fund’s Institutional Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

March 31, 2024 (Unaudited)

Delaware Group Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 9 funds. These financial statements and the related notes pertain to 6 funds listed below (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). A Fund may offer Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by Delaware Management Company (DMC). Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended March 31, 2024, and for all open tax years (years ended September 30, 2020–September 30, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended March 31, 2024, the Funds did not incur any interest or tax penalties.

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

1. Significant Accounting Policies (continued)

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Delaware Covered Call Strategy Fund, Delaware

Growth and Income Fund, and Delaware Premium Income Fund declare and pay dividends quarterly. Delaware Global Equity Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Opportunity Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Covered Call Strategy Fund	0.800% of net assets up to $300 million;
0.750% of net assets over $300 million and up to $500 million;
0.700% of net assets over $500 million and up to $1 billion;
0.650% of net assets over $1 billion and up to $2 billion;
0.600% of net assets over $2 billion and up to $3 billion;
0.550% of net assets over $3 billion.

Delaware Global Equity Fund	0.850% of net assets up to $500 million;
0.800% of net assets over $500 million and up to $1 billion;
0.750% of net assets over $1 billion and up to $2.5 billion;
0.700% of net assets over $2.5 billion.

Delaware Growth and Income Fund	0.650% of net assets up to $500 million;
0.600% of net assets over $500 million and up to $1 billion;
0.550% of net assets over $1 billion and up to $2.5 billion;
0.500% of net assets over $2.5 billion.

Delaware Hedged U.S. Equity Opportunities Fund	1.150% of net assets up to $100 million;
1.100% of net assets over $100 million and up to $500 million;
1.050% of net assets over $500 million and up to $1 billion;
1.000% of net assets over $1 billion and up to $2 billion;
0.950% of net assets over $2 billion and up to $3 billion;
0.900% of net assets over $3 billion.

Delaware Opportunity Fund	0.750% of net assets up to $500 million;
0.700% of net assets over $500 million and up to $1 billion;
0.650% of net assets over $1 billion and up to $2.5 billion;
0.600% of net assets over $2.5 billion.

Delaware Premium Income Fund pays 0.80% of the Fund’s average daily net assets.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

percentages of each Fund’s average daily net assets from October 1, 2023 (except as noted) through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Delaware Covered Call Strategy Fund	1.06%	0.98%
Delaware Global Equity Fund	0.91%	0.84%*
Delaware Growth and Income Fund	0.77%	0.70%**
Delaware Hedged U.S. Equity Opportunities Fund	1.30%	1.23%***
Delaware Opportunity Fund	0.86%****	0.78%
Delaware Premium Income Fund	1.05%	0.98%
*	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for Class R6 shares was 0.85%.
**	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for Class R6 shares was 0.71%.
***	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for Class R6 shares was 1.24%.
****	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for all share classes other than Class R6 shares was 0.89%.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from October 1, 2023 (except as noted) through January 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Delaware Covered Call Strategy Fund	1.31%	n/a	n/a	1.06%	0.98%
Delaware Global Equity Fund	1.16%	n/a	n/a	0.91%	0.84%*
Delaware Growth and Income Fund	1.02%	n/a	n/a	0.77%	0.70%**
Delaware Hedged U.S. Equity Opportunities Fund	1.55%	n/a	n/a	1.30%	1.23%***
Delaware Opportunity Fund	1.11%****	1.86%****	1.36%****	0.86%****	0.78%
Delaware Premium Income Fund	1.30%	n/a	n/a	1.05%	0.98%
*	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for Class R6 shares was 0.85%.
**	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for Class R6 shares was 0.71%.
***	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for Class R6 shares was 1.24%.
****	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation in effect for Class A, Class C, Class R, and Institutional Class shares was 1.14%, 1.89%, 1.39%, and 0.89%, respectively.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Funds, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Covered Call Strategy Fund	$4,074
Delaware Global Equity Fund	5,856
Delaware Growth and Income Fund	27,944
Delaware Hedged U.S. Equity Opportunities Fund	3,111
Delaware Opportunity Fund	13,966
Delaware Premium Income Fund	2,868

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC's fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended March 31, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Covered Call Strategy Fund	$3,248
Delaware Global Equity Fund	6,019
Delaware Growth and Income Fund	40,435
Delaware Hedged U.S. Equity Opportunities Fund	1,744
Delaware Opportunity Fund	18,658
Delaware Premium Income Fund	1,363

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended March 31, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Covered Call Strategy Fund	$2,928
Delaware Global Equity Fund	8,820
Delaware Growth and Income Fund	13,812
Delaware Hedged U.S. Equity Opportunities Fund	2,414
Delaware Opportunity Fund	6,409
Delaware Premium Income Fund	2,264

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended March 31, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Covered Call Strategy Fund	$2,638
Delaware Global Equity Fund	5,098
Delaware Growth and Income Fund	36,572
Delaware Hedged U.S. Equity Opportunities Fund	1,624
Delaware Opportunity Fund	19,621
Delaware Premium Income Fund	722

For the six months ended March 31, 2024, DDLP received gross CDSC commissions on redemptions of certain Funds' Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Global Equity Fund	$9	$—
Delaware Growth and Income Fund	127	—
Delaware Opportunity Fund	1,263	10

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended March 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Fund	Purchases	Sales
Delaware Covered Call Strategy Fund	$2,705,605	$48,980,566
Delaware Global Equity Fund	34,344,682	49,018,531
Delaware Growth and Income Fund	213,707,940	241,707,209
Delaware Hedged U.S. Equity Opportunities Fund	13,600,826	55,083,128
Delaware Opportunity Fund	38,599,995	84,820,156
Delaware Premium Income Fund	3,430,081	28,665,271

At March 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Covered Call Strategy Fund	$36,822,848	$33,567,610	$(2,124,289)	$31,443,321
Delaware Global Equity Fund	165,244,791	29,036,271	(5,724,105)	23,312,166
Delaware Growth and Income Fund	1,043,337,454	355,356,287	(33,807,631)	321,548,656
Delaware Hedged U.S. Equity Opportunities Fund	18,439,071	4,067,599	(478,458)	3,589,141
Delaware Opportunity Fund	400,681,818	220,389,967	(10,090,597)	210,299,370
Delaware Premium Income Fund	17,533,402	8,223,537	(2,727,793)	5,495,744

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At September 30, 2023, certain Funds had capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Hedged U.S. Equity Opportunities Fund	$577,630	$—	$577,630
Delaware Premium Income Fund	6,858,987	—	6,858,987

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2024:

Delaware
Covered Call
Strategy Fund
Level 1
Securities
Assets:
Common Stocks	$69,290,888
Short-Term Investments	2,388,799
Total Value of Securities Before Options Written	$71,679,687
Liabilities:
Options Written	$(3,413,518)
	Delaware Global Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$184,790,492	$2,919,132	$187,709,624
Short-Term Investments	847,333	—	847,333
Total Value of Securities	$185,637,825	$2,919,132	$188,556,957

Delaware
Growth and
Income Fund
Level 1
Securities
Assets:
Common Stocks	$1,358,613,812
Short-Term Investments	6,272,298
Total Value of Securities	$1,364,886,110

	Delaware Hedged U.S. Equity Opportunities Fund
	Level 1	Level 3		Total
Securities
Assets:
Common Stocks	$20,910,703	$—		$20,910,703
Warrants	—	—	[1]	—
Options Purchased	23,143	—		23,143
Short-Term Investments	1,177,584	—		1,177,584
Total Value of Securities Before Options Written	$22,111,430	$—		$22,111,430
Liabilities:
Options Written	$(9,050)	$—		$(9,050)

Derivatives[2]
Liabilities:
Futures Contracts	$(74,168)	$—		$(74,168)

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.

2Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware
Opportunity
Fund
Level 1
Securities
Assets:
Common Stocks	$602,509,388
Short-Term Investments	8,471,800
Total Value of Securities	$610,981,188

Delaware
Premium
Income Fund
Level 1
Securities
Assets:
Common Stocks	$29,876,891
Total Value of Securities Before Options Written	$29,876,891
Liabilities:
Options Written	$(6,847,745)

As a result of utilizing international fair value pricing at March 31, 2024, a portion of Delaware Global Equity Fund’s common stock investments was categorized as Level 2.

During the six months ended March 31, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Delaware Hedged U.S. Equity Opportunities Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Delaware Hedged U.S. Equity Opportunities Fund’s net assets at the end of the period. As of March 31, 2024, Delaware Covered Call Strategy Fund, Delaware Global Equity Fund, Delaware Growth and Income Fund, Delaware Opportunity Fund, and Delaware Premium Income Fund had no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware				Delaware
	Covered Call		Delaware		Growth and
	Strategy Fund		Global Equity Fund		Income Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/24	9/30/23	3/31/24	9/30/23	3/31/24	9/30/23
Shares sold:
Class A	100,843	170,434	315,366	1,176,520	1,852,951	2,493,665
Institutional Class	474,074	237,031	147,667	569,286	2,980,355	572,540
Class R6	1	—	35	14,059	62,065	11,792

Shares from reorganization:[1]
Class A	—	—	—	—	—	19,192,196
Institutional Class	—	—	—	—	—	485,464
Class R6	—	—	—	—	—	3,018

Shares issued upon reinvestment of dividends and distributions:
Class A	238,478	681,289	527,218	651,435	4,885,482	5,262,678
Institutional Class	115,882	275,164	7,600	20,037	185,965	50,684
Class R6	138	448	297	59	3,325	368
	929,416	1,364,366	998,183	2,431,396	9,970,143	28,072,405

Shares redeemed:
Class A	(2,249,312)	(1,275,265)	(2,496,018)	(4,495,429)	(7,076,855)	(13,178,176)
Institutional Class	(1,281,712)	(581,729)	(258,005)	(399,664)	(555,751)	(552,095)
Class R6	(32)	(1,325)	(1,091)	(1,887)	(8,429)	(7,134)
	(3,531,056)	(1,858,319)	(2,755,114)	(4,896,980)	(7,641,035)	(13,737,405)
Net increase (decrease)	(2,601,640)	(493,953)	(1,756,931)	(2,465,584)	2,329,108	14,335,000

1   See Note 5.

	Delaware
	Hedged U.S. Equity		Delaware		Delaware
	Opportunities Fund		Opportunity Fund		Premium Income Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/24	9/30/23	3/31/24	9/30/23	3/31/24	9/30/23
Shares sold:
Class A	50,455	154,882	217,672	459,048	120,877	344,520
Class C	—	—	368	715	—	—
Class R	—	—	1,902	1,698	—	—
Institutional Class	483,150	847,957	87,105	145,409	375,544	537,730
Class R6	6	—	8,969	225,291	—	—

Shares from reorganization:[1]
Class A	—	—	—	508,806	—	—
Class C	—	—	—	104,619	—	—
Class R	—	—	—	6,436	—	—
Institutional Class	—	—	—	1,239,450	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	—	362,558	344,017	1,540,473	18,514	26,291
Class C	—	—	1,289	—	—	—
Class R	—	—	163	—	—	—
Institutional Class	—	285,575	22,047	7,968	28,461	36,053
Class R6	—	139	4,731	18,506	110	106
	533,611	1,651,111	688,263	4,258,419	543,506	944,700

Shares redeemed:
Class A	(1,823,182)	(974,286)	(1,525,842)	(2,892,992)	(946,085)	(502,525)
Class C	—	—	(28,775)	(17,413)	—	—
Class R	—	—	(99)	(317)	—	—
Institutional Class	(3,132,259)	(1,196,601)	(161,424)	(515,281)	(1,242,297)	(810,502)
Class R6	(185)	(101)	(27,186)	(96,132)	—	—
	(4,955,626)	(2,170,988)	(1,743,326)	(3,522,135)	(2,188,382)	(1,313,027)
Net increase (decrease)	(4,422,015)	(519,877)	(1,055,063)	736,284	(1,644,876)	(368,327)

1 See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended March 31, 2024 and the year ended September 30, 2023, each Fund had the following exchange transactions:

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

4. Capital Shares (continued)

	Exchange Redemptions		Exchange Subscriptions
		Institutional	Institutional
	Class A	Class	Class	Class R6
	Shares	Shares	Shares	Shares	Value

Delaware Covered Call Strategy Fund
Six months ended
3/31/24	401	—	403	—	$5,098
Year ended
9/30/23	202	—	203	—	2,365

Delaware Global Equity Fund
Six months ended
3/31/24	6,090	—	5,696	—	38,337
Year ended
9/30/23	—	12,585	—	12,349	79,159

Delaware Growth and Income Fund
Six months ended
3/31/24	13,299	—	1,090	12,088	200,055
Year ended
9/30/23	15,291	3,026	15,273	2,997	242,051

Delaware Hedged U.S. Equity Opportunities Fund
Year ended
9/30/23	119	—	115	—	946

Delaware Opportunity Fund
Six months ended
3/31/24	303	—	288	—	10,085
Year ended
9/30/23	1,921	1,267	1,823	1,257	96,138

Delaware Premium Income Fund
Six months ended
3/31/24	6,627	—	6,621	—	74,569
Year ended
9/30/23	21,207	—	21,169	—	234,663

Delaware Hedged U.S. Equity Opportunities Fund did not have any exchange transactions for the six months ended March 31, 2024.

5. Reorganization

On November 10, 2022, the Board approved a proposal to reorganize Delaware Equity Income Fund, a series of the Trust (the “Acquired Fund I”) with and into Delaware Growth and Income Fund (the “Acquiring Fund I”) and a proposal to reorganize Delaware Mid Cap Value Fund, a series of Delaware Group Equity Funds I, (the “Acquired Fund II”, and together with Acquired Fund I, the "Acquired Funds") with and into Delaware Opportunity Fund (the “Acquiring Fund II”, and together with Acquiring Fund I, the "Acquiring Funds"), (the “Reorganizations”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of Acquired Fund I and Acquired Fund II were acquired by the Acquiring Fund I and Acquiring Fund II, respectively, and (ii) the Trust, on behalf of Acquiring Fund I and Acquiring Fund II, assumed the liabilities of Acquired Fund I and Acquired Fund II, in exchange for shares of Acquiring Fund I and Acquiring Fund II, respectively. In accordance with the Plan, Acquired Fund I and Acquiring Fund II liquidated and dissolved following the Reorganizations. In approving the Reorganizations, the Board considered various factors, including that each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that each Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Fund's total expense ratio following the Reorganizations taking into account applicable expense limitation arrangements. The Reorganizations were accomplished by a tax-free exchange of shares on March 10, 2023. For financial reporting purposes, assets received and shares issued by Acquiring Fund I and Acquiring Fund II were recorded at fair value; however, the cost basis of the investments received from Acquired Fund I and Acquired Fund II was carried forward to align ongoing reporting of Acquiring Fund I and Acquiring Fund II’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Fund I	Fund I Shares	to Acquiring	Fund I	Conversion
	Net Assets	Outstanding	Fund I	Net Assets	Ratio
	Delaware Equity Income Fund		Delaware Growth and Income Fund
Class A	$248,356,990	39,433,257	19,192,196	$912,825,415	0.4867
Institutional Class	6,292,640	989,897	485,464	8,521,827	0.4904
Class R6	39,466	6,280	3,018	30,050	0.4806

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds II	Fund II Shares	to Acquiring	Fund II	Conversion
	Net Assets	Outstanding	Fund II	Net Assets	Ratio
	Delaware Mid Cap Value Fund		Delaware Opportunity Fund
Class A	$14,608,817	2,064,343	508,806	$520,544,373	0.2465
Class C	3,162,250	491,477	104,619	9,431	0.2129
Class R	194,570	27,474	6,436	9,432	0.2343
Institutional Class	37,475,287	5,301,037	1,239,450	3,659,006	0.2338

The net assets of Acquired Fund I and Acquired Fund II before the Reorganizations were as follows:

Net Assets
Delaware Equity Income Fund	$254,689,096
Delaware Mid Cap Value Fund	55,440,924

The net assets of Acquiring Fund I and Acquiring Fund II immediately following the Reorganizations were as follows:

Net Assets
Delaware Growth and Income Fund	$1,176,066,388
Delaware Opportunity Fund	585,570,406

Assuming the Reorganizations had been completed on October 1, 2022, Acquiring Fund I and Acquiring Fund II's pro forma results of operations for the year ended September 30, 2023, would have been as follows:

	Delaware	Delaware
	Growth and	Opportunity
	Income Fund	Fund
Net investment income	$30,108,598	$5,028,155
Net realized gain on investments	56,230,876	7,635,146
Net change in unrealized appreciation (depreciation)	126,463,820	40,056,087
Net increase (decrease) in net assets resulting from operations	$212,803,294	$52,719,388

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

Each Fund had no amounts outstanding as of March 31, 2024, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty. No forward foreign currency exchange contracts were outstanding at March 31, 2024.

During the six months ended March 31, 2024, Delaware Hedged U.S. Equity Opportunities Bond Fund used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures contracts in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Hedged U.S. Equity Opportunities Fund posted $189,184 as cash collateral as margin for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended March 31, 2024, Delaware Hedged U.S. Equity Opportunities Bond Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. A Fund may buy or write options contracts for any number of reasons, including without limitation: to manage a Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting a Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. A Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, a Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. At March 31, 2024, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund posted $69,290,888 and $29,876,891, respectively, in security collateral for open options contracts, which is included on the “Schedules of investments.”

During the six months ended March 31, 2024, Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Premium Income Fund used options contracts to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions. In addition, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund used options contracts to receive premiums for writing options and to protect the value of portfolio securities.

Fair values of derivative instruments as of March 31, 2024 were as follows:

Delaware
Hedged
U.S. Equity
Opportunities
Fund
Asset
Derivatives Fair
Value
Statements of Assets and	Equity
Liabilities Location	Contracts
Options purchased, at value*	$23,143

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

7. Derivatives (continued)

Delaware
Hedged
U.S. Equity
Opportunities
Fund
Liability
Derivatives Fair
Value
Statements of Assets and	Equity
Liabilities Location	Contracts
Variation margin due to broker on futures contracts**	$(74,168)
Options written, at value	(9,050)
Total	$(83,218)

*Included with Investments, at value.

**Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024. Only current day variation margin is reported on the Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on Delaware Hedged U.S. Equity Opportunities Fund's “Statements of operations” for the six months ended March 31, 2024 was as follows:

	Net Realized Gain (Loss) on:
	Forward
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency contracts	$(9,827)	$—	$—	$—	$(9,827)
Equity contracts	—	(938,092)	(650,000)	133,417	(1,454,675)
Total	$(9,827)	$(938,092)	$(650,000)	$133,417	$(1,464,502)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency contracts	$(12,495)	$—	$—	$—	$(12,495)
Equity contracts	—	(373,270)	77,943	23,406	(271,921)
Total	$(12,495)	$(373,270)	$77,943	$23,406	$(284,416)

During the six months ended March 31, 2024, Delaware Covered Call Strategy Fund and Delaware Premium Income Fund experienced net realized and unrealized gains or losses attributable to options contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended March 31, 2024:

Long Derivative Volume
Delaware
Hedged
U.S. Equity
Opportunities
Fund
Forward foreign currency exchange contracts (average notional value)	$164,981
Options contracts (average notional value)*	124,505
	Short Derivative Volume
		Delaware
	Delaware	Hedged
	Covered Call	U.S. Equity	Delaware
	Strategy	Opportunities	Premium
	Fund	Fund	Income Fund
Forward foreign currency exchange contracts (average notional value)	$—	$1,607,466	$—
Futures contracts (average notional value)	—	8,894,064	—
Options contracts (average notional value)*	4,145,837	42,034	10,124,502

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the

Notes to financial statements

Delaware Group® Equity Funds IV (Trust)

8. Securities Lending (continued)

earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

At March 31, 2024, each Fund had no securities out on loan.

9. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Fund invests will cause the NAV of each Fund to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2024. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Certain Funds may invest in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

On January 16, 2024, the Board approved the reorganization of the Fund below into and with a substantially similar fund and class of another Delaware Fund (the “Reorganization”) as shown in the table below:

Acquired Fund	Acquiring Fund

Delaware Global Equity Fund, a series of the Trust	Delaware Ivy Global Growth Fund, a series of Ivy Funds

Acquired Fund shareholders approved the reorganization at a special shareholder meeting held on March 25, 2024.

The results of the voting at the special shareholder meeting were as follows:

Proposal	For	Against	Abstain
Reorganization	11,307,087	783,728	2,348,251

The Reorganization occurred on May 3, 2024.

On January 16, 2024, the Board unanimously voted to approve a proposal to liquidate and dissolve Delaware Covered Call Strategy Fund, Delaware Hedged U.S. Equity Opportunities Fund, and Delaware Premium Income. Each Fund liquidation and dissolution occurred on April 19, 2024.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Group® Equity Funds IV (Trust)

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the

Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 3, 2024
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 3, 2024